Filed with the U.S. Securities and Exchange Commission on January 29, 2016

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 692	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 694	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[x]	on March 29, 2016 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 692 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of changing the names and the Funds’ principal investment strategies for the Trust’s series:  WBI Tactical BA Fund, WBI Tactical DG Fund, WBI Tactical BP Fund and WBI Tactical DI Fund.

Subject to Completion—Dated January 29, 2016

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

WBI TACTICAL BA FUND
(formerly, WBI Absolute Return Balanced Fund)

No Load Class	WBADX
Institutional Class	WBBAX

WBI TACTICAL BP FUND
(formerly, WBI Absolute Return Balanced Plus Fund)

No Load Class	WBPNX
Institutional Class	WBBPX

WBI TACTICAL DI FUND
(formerly, WBI Absolute Return Dividend Income Fund)

No Load Class	WBDNX
Institutional Class	WBDIX

WBI TACTICAL DG FUND
(formerly, WBI Absolute Return Dividend Growth Fund)

No Load Class	WBIDX
Institutional Class	WBDGX

(Each a “Fund,” together the “Funds”)

Each a series of Advisors Series Trust (the “Trust”)

www.wbifunds.com

Prospectus
March [  ], 2016

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Table of Contents - Prosepctus

SUMMARY SECTION

WBI TACTICAL BA FUND (the “Tactical BA Fund”)

Investment Objectives
The Tactical BA Fund’s investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical BA Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	No Load	Institutional
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fees)(1)	[0.58]%	[0.58]%
Shareholder Servicing Plan Fees	0.25%	0.25%
Acquired Fund Fees and Expenses	[0.03]%	[0.03]%
Total Annual Fund Operating Expenses(2)	[1.71]%	[1.46]%
Plus: Recouped Management Fees(3)(4)	[0.07]%	[0.07]%
Less: Expense Reimbursement	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Recouped Management Fees and Expense Reimbursement	[1.78%	[1.53]%
(1)	Management Fees and Other Expenses have been restated to reflect current fees.
(2)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement/Recoupment in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical BA Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”) and other restated fees and expenses.

(3)
WBI Investments, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Tactical BA Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.75% of average daily net assets for No Load Class shares and 1.50% of average daily net assets for Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least March 28, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

(4)	Recouped Management Fees are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Tactical BA Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$[181]	$[546]	$[935]	$[2,025]
Institutional Class	$[156]	$[469]	$[804]	$[1,752]

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Portfolio Turnover.  The Tactical BA Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [331.35]% of the average value of its portfolio.

Principal Investment Strategies
The Tactical BA Fund will seek to invest in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and in domestic and foreign fixed income securities.  The Fund may invest in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical BA Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest directly or indirectly (through other registered investment companies) include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), exchange-traded notes (“ETNs”), mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical BA Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”) and money market funds.

The Tactical BA Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The risk-managed investment approach used for the Tactical BA Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Tactical BA Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

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Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Tactical BA Fund’s value.  If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If the security’s price falls below the bottom of an acceptable price range, the security will be sold.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

The Advisor expects that the Tactical BA Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Tactical BA Fund.  The following risks could affect the value of your investment:

•
Market Risk – The prices of the securities in which the Tactical BA Fund invests may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of the Fund.

•
Management Risk – Your investment in the Tactical BA Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Tactical BA Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The prices of stocks and bonds in the Fund’s portfolio may fall or rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.  The Tactical BA Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.  To the extent that the Fund invests in dividend-paying stocks that experience negative developments in their financial condition, the Fund may underperform funds that invest in other types of securities.  For longer periods of time, the Fund may hold a substantial cash position.  If the equity market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested in equities.

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•
Model Risk – The Tactical BA Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Debt Securities Risk – The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes.  During periods of rising interest rates, the market value of debt securities held by the Fund will generally decline.  Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates.  Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.  Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates.  Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

•
High-Yield Securities Risk – The debt securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Tactical BA Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in master limited partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

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•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Mortgage-Backed Securities Risk – In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

Performance
The following performance information provides some indication of the risks of investing in the Tactical BA Fund.  The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for one year, five years and since inception compare to those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period shown on the bar chart, the Tactical BA Fund’s highest total return for a quarter was [5.45% (quarter ended December 31, 2011)] and the lowest total return for a quarter was [-6.48% (quarter ended September 30, 2011)].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	Since Inception (12/29/2010)
Institutional Class
Return Before Taxes	-7.05%	1.62%	1.62%
Return After Taxes on Distributions	[4.14]%	[ ]%	[3.27]%
Return After Taxes on Distributions and Sale of Fund Shares	[3.74]%	[ ]%	[2.85]%
No Load Class
Return Before Taxes	-7.39%	1.35%	1.35%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	12.52%
Barclays Capital U.S. Government/Credit Index(2) (reflects no deduction for fees, expenses or taxes)	0.15%	3.39%	3.44%
50% S&P 500® Index / 50% Barclays Capital U.S. Government/Credit Index(3) (reflects no deduction for fees, expenses or taxes)	1.02%	8.10%	8.10%

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Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	5 Years	Since Inception (12/29/2010)
NYSE Composite Index®(1) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays Capital U.S. Aggregate Bond Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
50% NYSE Composite Index® / 50% Barclays U.S. Aggregate Bond Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(1)  The New York Stock Exchange ("NYSE") Composite Index® has replaced the S&P 500® Index as a more appropriate comparative index for the Tactical BA Fund.
(2)  The Barclays Capital U.S. Aggregate Bond Total Return Index has replaced the Barclays Capital U.S. Government/Credit Index as a more appropriate comparative index for the Tactical BA Fund.
(3)  The 50% NYSE Composite Index® / 50% Barclays U.S. Aggregate Bond Total Return Index has replaced the 50% S&P 500® Index / 50% Barclays Capital U.S. Government/Credit Index as a more appropriate comparative blended index for the Tactical BA Fund.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Tactical BA Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  [The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.]

Management
Investment Advisor.  WBI Investments, Inc. is the Tactical BA Fund’s investment advisor.

Portfolio Managers.   Mr. Gary E. Stroik, Chief Investment Officer and lead Tactical BA Fund portfolio manager, and Mr. Don Schreiber, Jr., Founder, Chief Executive Officer and Fund co-portfolio manager, are the portfolio managers responsible for the day-to-day management of the Fund.  Messrs. Stroik and Schreiber have each managed the Fund since its inception in December 2010.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (WBI Tactical BA Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-WBI-FUND (1-855-924-3863), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.  Minimums may be waived under certain conditions.  Please see the “General Policies” section of this Prospectus for additional information on waivers of minimums.

No Load Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$1,000	Any amount

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Type of Account	To Open Your Account	To Add to Your Account
Automatic Investment Plan	$2,500	$100

Institutional Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$250,000	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$250,000	Any amount
Automatic Investment Plan	$250,000	$100

Tax Information
The Tactical BA Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Tactical BA Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

WBI TACTICAL BP FUND (the “Tactical BP Fund”)

Investment Objectives
The Tactical BP Fund’s investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical BP Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	No Load	Institutional
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fees)(1)	[0.76]%	[0.76]%
Shareholder Servicing Plan Fees	0.25%	0.25%
Acquired Fund Fees and Expenses	[0.10]%	[0.10]%
Total Annual Fund Operating Expenses(2)	[1.96]%	[1.71]%
Less: Expense Reimbursement(3)	[-0.21]%	[-0.21]%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1.75]%	[1.50]%
(1)	Management Fees and Other Expenses have been restated to reflect current fees.
(2)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical BP Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”) and other restated fees and expenses.

(3)
WBI Investments, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Tactical BP Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.75% of average daily net assets for No Load Class shares and 1.50% of average daily net assets for Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least March 28, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the Tactical BP Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$[188]	$[605]	$[1,047]	$[2,276]
Institutional Class	$[163]	$[528]	$[918]	$[2,010]

Portfolio Turnover.  The Tactical BP Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [381.27]% of the average value of its portfolio.

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Principal Investment Strategies
The Tactical BP Fund will seek to invest in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and in domestic and foreign fixed income securities.  The Fund may invest in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical BP Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest directly or indirectly (through other registered investment companies) include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), exchange-traded notes (“ETNs”), mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical BP Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets.  The Fund may invest up to 50% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”) and money market funds.

The Tactical BP Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The risk-managed investment approach used for the Tactical BP Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Tactical BP Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Tactical BP Fund’s value.  If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If a security’s price falls below the bottom of an acceptable price range, the security will be sold.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

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The Advisor expects that the Tactical BP Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Tactical BP Fund.  The following risks could affect the value of your investment:

•
Market Risk – The prices of the securities in which the Tactical BP Fund invests may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of the Fund.

•
Management Risk – Your investment in the Tactical BP Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Tactical BP Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The prices of stocks and bonds in the Fund’s portfolio may fall or rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.  The Tactical BP Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.  To the extent that the Fund invests in dividend-paying stocks that experience negative developments in their financial condition, the Fund may underperform funds that invest in other types of securities.  For longer periods of time, the Fund may hold a substantial cash position.  If the equity market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested in equities.

•
Model Risk – The Tactical BP Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

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•
Debt Securities Risk – The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes.  During periods of rising interest rates, the market value of debt securities held by the Fund will generally decline.  Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates.  Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.  Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates.  Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

•
High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Tactical BP Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in master limited partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Mortgage-Backed Securities Risk – In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

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Performance
The following performance information provides some indication of the risks of investing in the Tactical BP Fund.  The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for one year and since inception compare to those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period shown on the bar chart, the Tactical BP Fund’s highest total return for a quarter was [4.90% (quarter ended June 30, 2014)] and the lowest total return for a quarter was [-3.80% (quarter ended September 30, 2015)].

Average Annual Total Returns (for the periods ended December 31, 2015)	1 Year	Since Inception (6/17/2013)
Institutional Class
Return Before Taxes	-6.26%	1.17%
Return After Taxes on Distributions	[7.49]%	[5.44]%
Return After Taxes on Distributions and Sale of Fund Shares	[5.02]%	[4.50]%
No Load Class
Return Before Taxes	-6.36%	0.97%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	1.38%	11.37%
Barclays Capital U.S. Government/Credit Index(2) (reflects no deduction for fees, expenses or taxes)	0.15%	1.92%
50% S&P 500® Index / 50% Barclays Capital U.S. Government/Credit Index(3) (reflects no deduction for fees, expenses or taxes)	1.02%	6.71%
NYSE Composite Index®(1) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Barclays Capital U.S. Aggregate Bond Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
50% NYSE Composite Index® / 50% Barclays U.S. Aggregate Bond Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

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(1)    The New York Stock Exchange ("NYSE") Composite Index® has replaced the S&P 500® Index as a more appropriate comparative index for the Tactical BP Fund.
(2)    The Barclays Capital U.S. Aggregate Bond Total Return Index has replaced the Barclays Capital U.S. Government/Credit Index as a more appropriate comparative index for the Tactical BP Fund.
(3)    The 50% NYSE Composite Index® / 50% Barclays U.S. Aggregate Bond Total Return Index has replaced the 50% S&P 500® Index / 50% Barclays Capital U.S. Government/Credit Index as a more appropriate comparative blended index for the Tactical BP Fund.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Tactical BP Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. [The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.]

Management
Investment Advisor.  WBI Investments, Inc. is the Tactical BP Fund’s investment advisor.

Portfolio Managers.  Mr. Gary E. Stroik, Chief Investment Officer and Tactical BP Fund lead portfolio manager, and Mr. Don Schreiber, Jr., Founder, Chief Executive Officer and Fund co-portfolio manager are the portfolio managers responsible for the day-to-day management of the Fund.  Messrs. Stroik and Schreiber have each managed the Fund since its inception in June 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (WBI Tactical BP Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-WBI-FUND (1-855-924-3863), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below. Minimums may be waived under certain conditions.  Please see the “General Policies” section of this Prospectus for additional information on waivers and minimums.

No Load Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$1,000	Any amount
Automatic Investment Plan	$2,500	$100

Institutional Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$250,000	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$250,000	Any amount
Automatic Investment Plan	$250,000	$100

Tax Information
The Tactical BP Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Tactical BP Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

WBI TACTICAL DI FUND (the “Tactical DI Fund”)

Investment Objectives
The Tactical DI Fund’s investment objectives are to seek long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical DI Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	No Load	Institutional
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fees)(1)	[0.89]%	[0.89]%
Shareholder Servicing Plan Fees	0.25%	0.25%
Acquired Fund Fees and Expenses	[0.02]%	[0.02]%
Total Annual Fund Operating Expenses(2)	[2.01]%	[1.76]%
Less: Expense Reimbursement(3)	[-0.24]%	[-0.24]%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1.77]%	[1.52]%
(1)	Management Fees and Other Expenses have been restated to reflect current fees.
(2)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical DI Fund and does not include expenses attributed to acquired funds fees and expenses (“AFFE”) and other restated fees and expenses.

(3)
WBI Investments, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Tactical DI Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.75% of average daily net assets for No Load Class shares and 1.50% of average daily net assets for Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least March 28, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).   The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the Tactical DI Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$[180]	$[607]	$[1,061]	$[2,318]
Institutional Class	$[155]	$[531]	$[932]	$[2,053]

Portfolio Turnover.  The Tactical DI Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [398.80]% of the average value of its portfolio.

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Principal Investment Strategies
The Tactical DI Fund will seek to invest in dividend-paying equity securities of foreign and domestic companies.  The Fund may invest in non-dividend paying equities, domestic and foreign fixed income securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical DI Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest directly or indirectly (through other registered investment companies) include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical DI Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”) and money market funds.  The Fund may invest in companies of any size market capitalization.

The Tactical DI Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The risk-managed investment approach used for the Tactical DI Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Tactical DI Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

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Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Tactical DI Fund’s value.  If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If a security’s price falls below the bottom of an acceptable price range, the security will be sold.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

The Advisor expects that the Tactical DI Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Tactical DI Fund.  The following additional risks could affect the value of your investment:

•
Market Risk – The prices of the securities in which the Tactical DI Fund invests may decline for a number of reasons.  The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of the Fund.

•
Management Risk – Your investment in the Tactical DI Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Tactical DI Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The prices of stocks and bonds in the Fund’s portfolio may fall or rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.  The Tactical DI Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.  To the extent that the Fund invests in dividend-paying stocks that experience negative developments in their financial condition, the Fund may underperform funds that invest in other types of securities.  For longer periods of time, the Fund may hold a substantial cash position.  If the equity market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested in equities.

•
Model Risk – The Tactical DI Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

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•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Tactical DI Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in master limited partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Debt Securities Risk – The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes.  During periods of rising interest rates, the market value of debt securities held by the Fund will generally decline.  Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates.  Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.  Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates.  Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

•
High-Yield Securities Risk – The debt income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Mortgage-Backed Securities Risk – In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

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Performance
The following performance information provides some indication of the risks of investing in the Tactical DI Fund.  The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for one year and since inception compare to those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Calendar Year Total Returns as of December 31 – Institutional Class

During the period shown on the bar chart, the Tactical DI Fund’s highest total return for a quarter was [3.06% (quarter ended June 30, 2014)] and the lowest total return for a quarter was [-7.40% (quarter ended September 30, 2015)].

Average Annual Total Returns (for the periods ended December 31, 2015) Institutional Class	1 Year	Since Inception (6/17/2013)
Return Before Taxes	-13.79%	-1.97%
Return After Taxes on Distributions	[1.78]%	[6.18]%
Return After Taxes on Distributions and Sale of Fund Shares	[1.50]%	[4.93]%
No Load Class
Return Before Taxes	-13.70%	-2.06%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	1.38%	11.37%
NYSE Composite Index®(1) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
(1)  The New York Stock Exchange ("NYSE") Composite Index® has replaced the S&P 500® Index as a more appropriate comparative index for the Tactical DI Fund.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Tactical DI Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. [The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.]

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Management
Investment Advisor.  WBI Investments, Inc. is the Tactical DI Fund’s investment advisor.

Portfolio Managers.  Mr. Gary E. Stroik, Chief Investment Officer and lead Tactical DI Fund portfolio manager, and Mr. Don Schreiber, Jr., Founder, Chief Executive Officer and Fund co-portfolio manager, are the portfolio managers responsible for the day-to-day management of the Fund.  Messrs. Stroik and Schreiber have each managed the Fund since its inception in June 2013.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Tactical DI Fund shares on any business day by written request via mail (WBI Tactical DI Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-WBI-FUND (1-855-924-3863), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.  Minimums may be waived under certain conditions.  Please see the “General Policies” section of this Prospectus for additional information on waivers of minimums.

No Load Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$1,000	Any amount
Automatic Investment Plan	$2,500	$100

Institutional Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$250,000	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$250,000	Any amount
Automatic Investment Plan	$250,000	$100

Tax Information
The Tactical DI Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Tactical DI Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

WBI TACTICAL DG FUND (the “Tactical DG Fund”)

Investment Objectives
The Tactical DG Fund’s investment objectives are to seek long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical DG Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	No Load	Institutional
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses (includes Shareholder Servicing Plan Fees)(1)	[0.58]%	[0.58]%
Shareholder Servicing Plan Fees	0.25%	0.25%
Total Annual Fund Operating Expenses(2)	[1.68]%	[1.43]%
Less: Fee Waiver and Expense Reimbursement(3)	[-0.08]%	[-0.08]%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1.76]%	[1.51]%
(1)	Management Fees and Other Expenses have been restated to reflect current fees.
(2)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Tactical DG Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”) of 0.01% and other restated fees and expenses.

(3)
WBI Investments, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Tactical DG Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, and extraordinary expenses) do not exceed 1.75% of average daily net assets for No Load Class shares and 1.50% of average daily net assets for Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least March 28, 2017, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Tactical DG Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$[179]	$[537]	$[920]	$[1,994]
Institutional Class	$[154]	$[460]	$[789]	$[1,720]

Portfolio Turnover.  The Tactical DG Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was [384.28]% of the average value of its portfolio.

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Principal Investment Strategies
The Tactical DG Fund will seek to invest in dividend-paying equity securities of foreign and domestic companies.  The Fund may invest in non-dividend paying equities, domestic and foreign fixed income securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical DG Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest directly or indirectly (through registered investment companies) include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical DG Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”) and money market funds.  The Fund may invest in companies of any size market capitalization.

The Tactical DG Fund may also invest in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

The risk-managed investment approach used for the Tactical DG Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Fund then adds qualifying securities using available cash.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Tactical DG Fund’s value.  If a security’s price stays within a range of acceptable prices, the security will remain in the Fund.  If a security’s price falls below the bottom of an acceptable price range, the security will be sold. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.  During periods of high market volatility a significant amount of Fund holdings may be sold, resulting in a large allocation to cash in the Fund.

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The Advisor expects that the Tactical DG Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Tactical DG Fund.  The following additional risks could affect the value of your investment:

•
Market Risk – The prices of the securities in which the Tactical DG Fund invests may decline for a number of reasons. The stock market as a whole, or the value of an individual company, may go down resulting in a decrease in the value of the Fund.

•
Management Risk – Your investment in the Tactical DG Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Tactical DG Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The prices of stocks and bonds in the Fund’s portfolio may fall or rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.  The Tactical DG Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.  To the extent that the Fund invests in dividend-paying stocks that experience negative developments in their financial condition, the Fund may underperform funds that invest in other types of securities.  For longer periods of time, the Fund may hold a substantial cash position.  If the equity market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested in equities.

•
Model Risk – The Tactical DG Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

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•
ETF and Mutual Fund Risk – When the Tactical DG Fund invests in an ETF or mutual fund, including money market funds for its cash position, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in master limited partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Debt Securities Risk – The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes.  During periods of rising interest rates, the market value of debt securities held by the Fund will generally decline.  Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates.  Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.  Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates.  Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.

•
High-Yield Securities Risk – The debt income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Mortgage-Backed Securities Risk – In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

Performance
The following performance information provides some indication of the risks of investing in the Tactical DG Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for one year, five years and since inception compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

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Calendar Year Total Returns as of December 31 – Institutional Class

During the period shown on the bar chart, the Tactical DG Fund’s highest total return for a quarter was [12.11% (quarter ended December 31, 2011)] and the lowest total return for a quarter was [-19.59% (quarter ended September 30, 2011)].

Average Annual Total Returns (for the periods ended December 31, 2015) Institutional Class	1 Year	5 Years	Since Inception (12/29/2010)
Return Before Taxes	-9.95%	3.99%	3.88%
Return After Taxes on Distributions	[-1.81]%	[ ]%	[6.50]%
Return After Taxes on Distributions and Sale of Fund Shares	[0.77]%	[ ]%	[5.63]%
No Load Class
Return Before Taxes	-10.23%	3.69%	3.59%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	12.52%
NYSE Composite Index®(1) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(1)  The New York Stock Exchange ("NYSE") Composite Index® has replaced the S&P 500® Index as a more appropriate comparative index for the Tactical DG Fund.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Tactical DG Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.  [The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.]

Management
Investment Advisor.  WBI Investments, Inc. is the Tactical DG Fund’s investment advisor.

Portfolio Managers.   Mr. Gary E. Stroik, Chief Investment Officer and lead Tactical DG Fund portfolio manager, and Mr. Don Schreiber, Jr., Founder, Chief Executive Officer and Fund co-portfolio manager, are the portfolio managers responsible for the day-to-day management of the Tactical DG Fund.  Messrs. Stroik and Schreiber have each managed the Fund since its inception in December 2010.

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Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Tactical DG Fund shares on any business day by written request via mail (WBI Tactical DG Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-855-WBI-FUND (1-855-924-3863), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.  Minimums may be waived under certain conditions.  Please see the “General Policies” section of this Prospectus for additional information on waivers of minimums.

No Load Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$1,000	Any amount
Automatic Investment Plan	$2,500	$100

Institutional Class
Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$250,000	$250
IRAs (Traditional, Roth, SEP, and SIMPLE IRAs), 403(b) Accounts, Qualified Plan Accounts	$250,000	Any amount
Automatic Investment Plan	$250,000	$100

Tax Information
The Tactical DG Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Tactical DG Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies

Tactical BA Fund
The Tactical BA Fund will seek to invest in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and in domestic and foreign fixed income securities.  The Fund may also invest in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical BA Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, foreign sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical BA Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including ETFs and money market funds.

The Tactical BA Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Tactical BP Fund
The Tactical BP Fund will seek to invest in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and in domestic and foreign fixed income securities.  The Fund may invest in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical BP Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, foreign sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

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The Tactical BP Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 50% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including ETFs and money market funds.

The Tactical BP Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Tactical DI Fund
The Tactical DI Fund will seek to invest in dividend-paying equity securities of domestic and foreign companies.  The Fund may invest in non-dividend paying equities, domestic and foreign fixed income securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical DI Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, foreign sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, mortgage-backed securities and variable and floating rate securities. The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Tactical DI Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies, including ETFs and money market funds.    The Fund may invest in companies of any size market capitalization.

The Tactical DI Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Tactical DG Fund
The Tactical DG Fund will seek to invest in dividend-paying equity securities of domestic and foreign companies.  The Fund may invest in non-dividend paying equities, domestic and foreign fixed income securities, ETFs, ETNs, and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process, including for extended periods.

The types of equity securities in which the Tactical DG Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, foreign sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, mortgage-backed securities and variable and floating rate securities. The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

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The Tactical DG Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  The Fund may also invest in other investment companies including ETFs and money market funds.  The Fund may invest in companies of any size market capitalization.

Principal Investment Strategies Common to All Funds

While many investment managers attempt to perform well relative to a fluctuating market index or benchmark, the risk-managed investment approach used for the Funds by the Advisor attempts to provide consistent, attractive, returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  This is the Advisor’s definition of an absolute return approach to investment management.  The Funds use quantitative computer screening of fundamental stock information to evaluate domestic and foreign securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases.  The Funds add qualifying securities using available cash.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Funds.  The Advisor will only buy a security if the price trend is positive (for example, when there has been recent confirmation that a stock’s price is moving in the right direction).  If a security’s price is falling, the Advisor would not purchase it.

ETFs may be used to provide access to various fixed income markets, commodities, and hedging or other strategies.  ETFs may also be used for exposure to domestic and international equities classified by company size, growth or value characteristics, country or region, and industry groups.

The Funds may use a variety of option strategies in an attempt to enhance return or to mitigate risk and volatility.  The Funds may write covered calls, which are the sale of call options on securities held by the Funds to generate current income in exchange for the right of the option buyer to purchase the security on or before a specified date at a predetermined price, irrespective of the market price.  If the security’s market price moves above the option’s exercise, or “strike” price while the option is in effect, the Funds risk receiving less than the market price for the security if the option is exercised.  The difference between the market price and exercise price is offset by the amount of the option premium the Funds received when the option was written.  The premium received by the Funds for the sale of the option offsets declines in the security’s price up to the amount of the premium, thereby mitigating the risk of owing the security, and the effects of a price decline in the security on the value and volatility of Fund shares.

The Funds may also buy put options, which give the Funds the right to receive a predetermined price for the delivery of a security on or before a specified date irrespective of the market price of the security.  This limits the potential loss from a decline in the price of a security to the option’s strike price plus the cost of the option.  Combinations of writing calls and using the proceeds to buy puts can be used by the Funds to limit or “collar” the risk of price declines in a held security, while reducing or eliminating the cost of implementing the option pair strategy (“zero cost collar”).  While the premium received for the call may offset some or all of the cost of the put, gains in the security’s price above the call’s exercise price are given up in exchange for protection from losses below the exercise price of the put purchased.  Buying and selling other combinations of calls and puts with differing expiration dates and/or strike prices can be varied and used with similar objectives as single option strategies, such as to generate income and/or mitigate the risk of owing a security, but at particular price ranges, time frames, total risk exposures, or implementation costs.  Options may also be used to facilitate entering into or exiting from a security with limited trading volume relative to the size of the position held or intended to be held, and may be purchased or sold to close out an existing option position of the Funds.  An option on a security that is not exercised prior to its expiration becomes worthless, resulting in a gain to the option seller equal to the amount of the option premium received, and a loss to the option buyer equal to the amount of the option premium paid.  Options on indices may be used to enhance return and/or mitigate the risk to the value of the Funds’ share price due to market movements.  Option strategies incur transaction costs, which affect their after-cost effectiveness.

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Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Funds’ NAV.  This discipline is the end result of a process that determines the conditions under which a security held by the Funds will be sold.  The Advisor uses its Dynamic Trailing Stop/Loss System to implement this process.  At the time a security is purchased, and on an ongoing basis after it has been bought, the Advisor examines the characteristics of the security, including its historical price movements, to determine a range of acceptable prices for the security given its volatility, its performance prospects, and the risk profile of the Funds.  The Dynamic Trailing Stop/Loss System uses the Advisor’s ongoing analysis of the security’s characteristics and actual performance to adjust the limits of this acceptable price range for the security.  If the security’s price stays within this range of acceptable prices, the securities will remain in the Funds.  If the security’s price falls below the bottom of this acceptable price range, the security will be sold.  This results in a responsive process that actively adjusts the Funds’ allocation by causing it to become more fully invested or by raising cash to protect capital.  The Dynamic Trailing Stop/Loss System is not a stop loss order or stop limit order placed with a brokerage firm, but an internal process used by the Advisor to monitor the price movements of the Funds’ holdings.  The Dynamic Trailing Stop/Loss System is used by the Advisor as a signal to initiate the process of selling a security, but it does not assure that a particular execution price will be received.

Temporary or Cash Investments.  Under normal market conditions, a Fund will invest according to its principal investment strategies as noted above.  A Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, political or other conditions.  This may result in the Fund not achieving its investment objectives during that period.

For longer periods of time, a Fund may hold a substantial cash position.  If the equity market advances during periods when a Fund is holding a large cash position, a Fund may not participate to the extent it would have if the Fund had been more fully invested in equities.  To the extent that a Fund invests in a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Principal Risks
The principal risks of investing in the Funds that may adversely affect each Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below.  There can be no assurance that the Funds will achieve their investment objectives.

Risks Applicable to All Funds
Market Risk.  The NAV of each Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the market value of the individual securities held by a Fund, and you could lose money.

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Management Risk.  The skill of the Advisor will play a significant role in each Fund’s ability to achieve its investment objectives.  A Fund’s ability to achieve its investment objectives depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting projected dividend and growth rates and inflationary and deflationary periods.  In addition, each Fund’s ability to achieve its investment objective depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies’ projected dividends and growth rates and the relative attractiveness of value stocks and other matters.  In addition, the Advisor’s stop loss and goal setting process may not perform as expected, which may negatively impact the Fund.

Equity Market Risk.  The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant equity holdings.  Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  The value of each Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Foreign and Emerging Market Securities Risk.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.

Foreign securities include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

In addition, all Funds may invest in emerging markets.  Emerging markets are those of countries with immature economic and political structures.  Investments in securities of companies in emerging markets involve special risks.  Investing in emerging market securities imposes risks different from, or greater than, risks in domestic securities or in foreign, developed countries.  These risks include:  smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities of certain emerging market countries.

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Investment Style Risk.  Each Fund seeks to invest in dividend-paying common stocks. This may cause the Funds to underperform mutual funds that do not invest in dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by a Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.  Dividend-paying common stocks tend to go through cycles of doing better (or worse) than the stock market in general. These periods have, in the past, lasted for as long as several years.  The prices of stocks and bonds in a Fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and medium-sized companies. Growth stocks may be more susceptible to earnings disappointments. The market may not favor growth-style investing.  For longer periods of time, each Fund may hold a substantial cash position.  If the equity market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested in equities.

Model Risk. Each Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on a Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for any Fund, and may result in a loss of principal.

Small and Medium Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

ETF and Mutual Fund Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When a Fund invests in an ETF, it will bear additional expenses based on the Fund’s pro rata share of the ETF’s operating expenses, including management fees paid to the Advisor of the ETF.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  The Fund also will incur brokerage costs when it purchases ETFs.

If a Fund invests in shares of another mutual fund, including money market funds for its cash position, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Funds’ performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Master Limited Partnership Risk.  Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock.  Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Debt Securities Risk.  The market value of debt securities held by the Fund typically changes as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes.  During periods of rising interest rates, the market value of debt securities held by the Fund will generally decline.  Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity rates.  Debt securities subject to prepayment risk can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.  Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates.  Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Fund to sell the instruments at or near the market value used to compute the Fund’s NAV.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

High-Yield Securities Risk.  Fixed income securities receiving below investment grade ratings (i.e., junk bonds) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances.  High-yield, high risk, and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.

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Exchange-Traded Note Risk.  ETNs are subject to the credit risk of the issuer. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on a Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. Each Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Mortgage-Backed Securities Risk.  In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  Lists of each Fund’s top ten portfolio holdings and sector allocation as of the most recent month end are available on the Funds’ website at www.wbifunds.com approximately five to ten business days after the month end.  The annual and semi-annual reports are available by contacting the WBI Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-855-WBI-FUND (1-855-924-3863), on the Funds’ website, and on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUNDS

Investment Advisor
WBI Investments, Inc. is the Funds’ investment advisor and is located at One River Centre, 331 Newman Springs Road, Building 1, Floor 2, Red Bank, New Jersey 07701.  The Advisor is an SEC-registered investment advisory firm formed in 1984 and registered with the SEC in 1985, providing investment management services to individuals, high net worth individuals, charitable organizations, corporations, pension and profit sharing plans and other family limited partnerships/fraternities.

The Advisor is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objectives and policies.  The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, each Fund pays the Advisor a monthly management fee that is calculated at the annual rate of 0.85% of its average daily net assets.  Prior to March 30, 2015, each Fund paid the Advisor a monthly management fee that was calculated at the annual rate of 1.00% of its average daily net assets.  For the fiscal year ended November 30, 2015, the Advisor's management fee was [0.92]% of the Tactical BA Fund’s average daily net assets, [0.92]% of the Tactical DG Fund’s average daily net assets, [0.78]% of the Tactical BP Fund’s average daily net assets, and [0.14]% of the Tactical DI Fund’s average daily net assets, each, after taking into account the Expense Caps.

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A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Tactical BA Fund, the Tactical DG Fund, the Tactical BP Fund, and the Tactical DI Fund is available in the Funds’ semi-annual report to shareholders for the fiscal period ended May 31, 2015.

The Funds, each a series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Portfolio Managers

Gary E. Stroik, Vice President, Chief Investment Officer and Lead Fund Portfolio Manager
Mr. Stroik joined the Advisor in February 1990, and serves as Vice President and Chief Investment Officer.  He received a B.A. degree in Honors English and Fine Arts from Georgetown University in 1976.

Don Schreiber, Jr., Chief Executive Officer and Fund Co-Portfolio Manager
Mr. Schreiber founded the Advisor in August 1984, and serves as its Chief Executive Officer.  He also serves as Chief Executive Officer of Millington Securities, Inc., an SEC-registered investment adviser and registered broker-dealer; Chief Executive Officer of WBI Trading Company, Inc.; and Chief Executive Officer of The Hartshorne Group, Inc., an SEC-registered investment advisory firm, since April 2008 and as President of Advisor Toolbox, Inc., a financial services technology and business consulting firm, since July 2005.  He received a B.S. degree in Business from Susquehanna University in 1977.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and their ownership of securities in the Funds.

Similarly Managed Account Performance

As of the date of this Prospectus, the Tactical BA Fund and the Tactical DG Fund have each completed just over five full calendar years of investment operations, while the Tactical BP Fund and the Tactical DI Fund have each completed over two years of investment operations.  This Prospectus includes charts that show calendar year total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to one or more appropriate benchmark indices for the Tactical BA Fund,  the Tactical DG Fund, the Tactical BP Fund and the Tactical DI Fund.  This information serves as a basis for investors to evaluate a Fund’s performance and risks by looking at how each Fund’s performance varied from year to year and how each Fund’s performance compares to one or more appropriate broad-based securities market indices over this period.

Each Fund is, however, managed in a manner that is substantially similar to other accounts (each, a “Composite” and collectively referred to herein as the “Composites”) managed by the Advisor.  Each Composite has investment objectives, policies, strategies and risks substantially similar to those of the applicable Fund.  The individuals responsible for the management of the Composites are the same individuals responsible for the management of the Funds.  You should not consider the past performance of the Composites as indicative of the future performance of the Funds.

The following tables set forth performance data relating to the historical performance of each Composite which represents all of the private accounts managed by the Advisor for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those of the respective Fund.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against appropriate indices and does not represent the performance of the Funds.  The “Blend Index” used for the Tactical Balanced Composite and Tactical Balanced Plus Composite consists of a 50%/50% allocation to the NYSE Composite Index® and Barclays US Aggregate Bond Total Return Index, while the “Previous Blend Index” for the Tactical Balanced Composite and Tactical Balanced Plus Composite consists of a 50%/50% allocation to the S&P 500® Total Return Index and Barclays Capital U.S. Government/Credit Index).  The NYSE Composite Index® is used for the Tactical Dividend Growth Composite and Tactical Dividend Income Composite and is shown in addition to the S&P 500® Total Return Index.  The private accounts that are included in the Composites are not subject to the same types of expenses to which the Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on each Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Advisor’s Composites could have been adversely affected if the private accounts included in the Composites had been regulated as investment companies under the federal securities laws.

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Tactical Balanced Composite

Average Annual Total Returns For the Periods Ended December 31, 2015	Tactical Balanced Composite Gross of Fee	Tactical Balanced Composite Net of Fee	Blend Index	Previous Blend Index
1 Year	-5.40%	-6.35%	-2.66%	1.15%
5 Years	3.55%	2.53%	4.50%	8.40%
10 Years	5.28%	4.23%	4.32%	6.72%

HISTORY BY YEAR
	Time- Weighted Returns (TWR) Gross of Fees	Time- Weighted Returns (TWR) Net of Fees	Year End Number of Accounts and Composite Assets (in Millions)
Year	Composite Annual TWR %	Composite Annual TWR %	Composite Accounts	Composite Assets $ (in millions)	Blend Index %	Previous Blend Index %
2000	15.46	14.06	15	4.82	6.63	2.13
2001	9.76	8.39	26	11.18	-0.88	-1.16
2002	1.46	0.10	29	10.76	-5.22	-5.56
2003	17.42	15.85	42	15.55	16.22	16.84
2004	6.99	5.52	57	19.42	8.55	7.86
2005	6.26	4.83	68	22.39	4.80	3.88
2006	12.90	11.37	93	29.77	11.06	9.92
2007	6.70	5.17	137	36.55	7.22	7.06
2008	-6.07	-7.53	237	55.83	-19.16	-16.23
2009	9.24	7.39	483	124.27	16.40	16.40
2010	13.64	11.70	808	202.87	9.30	11.54
2011	1.43	-0.35	1,538	342.21	1.58	6.56
2012	10.45	8.73	2,311	535.85	8.79	10.17
2013	3.67	2.20	2,220	513.43	10.05	13.84
2014	8.39	7.13	2,181	520.85	5.29	10.17
2015	-5.40	-6.35	1,984	425.99	-2.66	1.15

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The annual investment management fee rate charged by the Advisor shall vary (typically between 0.75% -0.85%, not exceeding 1.00%) depending upon the market value of assets under management and the specific type of investment management services to be rendered.  The fees of the Tactical Balanced Composite differ from the fees of the Tactical BA Fund.  The fees and expenses associated with an investment in the Tactical Balanced Composite, giving effect to the highest rates charged by both the Advisor and third-party solicitors/advisors, are generally higher than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the No Load Class or Institutional Class shares of the Tactical BA Fund.

Tactical Balanced Plus Composite

Average Annual Total Returns For the Periods Ended December 31, 2015	Tactical Balanced Plus Composite Gross of Fee	Tactical Balanced Plus Composite Net of Fee	Blend Index	Previous Blend Index
1 Year	-5.56%	-6.50%	-2.66%	1.15%
5 Years	5.56%	4.51%	4.50%	8.40%
10 Years	6.60%	5.54%	4.32%	6.72%

	HISTORY BY YEAR
	Time- Weighted Returns (TWR) Gross of Fees	Time- Weighted Returns (TWR) Net of Fees	Year End Number of Accounts and Composite Assets
Year	Composite Annual TWR %	Composite Annual TWR %	Composite Accounts	Composite Assets $ (in millions)	Blend Index %	Previous Blend Index %
2000	10.02	8.53	12	3.42	6.63	2.13
2001	10.66	9.27	7	1.36	-0.88	-1.16
2002	-1.85	-3.09	15	5.42	-5.22	-5.56
2003	19.50	18.05	24	9.30	16.22	16.84
2004	7.80	6.42	39	12.33	8.55	7.86
2005	6.22	4.88	50	17.03	4.80	3.88
2006	13.66	12.24	59	21.75	11.06	9.92
2007	6.06	4.74	70	27.28	7.22	7.06
2008	-8.86	-10.07	82	28.42	-19.16	-16.23
2009	15.63	14.00	99	36.23	16.40	16.40
2010	13.81	12.07	176	66.25	9.30	11.54
2011	2.63	0.96	434	123.47	1.58	6.56
2012	13.07	11.49	1,128	296.47	8.79	10.17
2013	7.12	5.78	2,633	641.86	10.05	13.84
2014	11.63	10.49	4,112	1,034.11	5.29	10.17
2015	-5.56	-6.50	5,111	1,161.96	-2.66	1.15

The annual investment management fee rate charged by the Advisor shall vary (typically between 0.75% -0.85%, not exceeding 1.00%) depending upon the market value of assets under management and the specific type of investment management services to be rendered.  The fees of the Tactical Balanced Plus Composite differ from the fees of the Tactical BP Fund.  The fees and expenses associated with an investment in the Tactical Balanced Plus Composite, giving effect to the highest rates charged by both the Advisor and third-party solicitors/advisors, are generally higher than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the No Load Class or Institutional Class shares of the Tactical BP Fund.

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Tactical Dividend Income Composite

Average Annual Total Returns For the Periods Ended December 31, 2015	Tactical Dividend Income Composite Gross of Fee	Tactical Dividend Income Composite Net of Fee	NYSE Composite Index®	S&P 500® Total Return Index
1 Year	-9.01%	-9.92%	-6.42%	1.38%
5 Years	5.64%	4.59%	4.96%	12.57%
10 Years	6.52%	5.47%	2.72%	7.31%

	HISTORY BY YEAR
	Time- Weighted Returns (TWR): Gross of Fees	Time- Weighted Returns (TWR): Net of Fees	Year End Number of Accounts and Composite Assets
Year	Composite Annual TWR%	Composite Annual TWR%	Composite Accounts	Composite Assets $ (in millions)	NYSE Composite Index%	S&P 500® Total Return Index%
2003*	10.90	10.04	14	3.91	17.07	15.14
2004	13.62	11.66	83	17.49	12.57	10.88
2005	5.49	3.67	183	45.38	6.95	4.91
2006	15.23	13.26	283	71.14	17.86	15.80
2007	6.27	4.48	338	84.65	6.58	5.49
2008	-12.17	-13.64	355	75.73	-40.89	-37.00
2009	12.45	10.50	466	101.31	24.80	26.46
2010	18.24	16.30	646	154.48	10.84	15.06
2011	0.90	-0.82	1,054	230.88	-6.11	2.11
2012	17.82	15.94	1,190	297.05	12.93	16.00
2013	14.79	13.08	2,526	666.80	23.18	32.39
2014	5.94	4.67	3,476	902.32	4.22	13.69
2015	-9.01	-9.92	2,622	560.29	-6.42	1.38
* 2003 returns are from 06/30/03 to 12/31/2003 and all other information for 2003 is as of 12/31/2003.

The annual investment management fee rate charged by the Advisor shall vary (typically between 0.75% -0.85%, not exceeding 1.00%) depending upon the market value of assets under management and the specific type of investment management services to be rendered.  The fees of the Tactical Dividend Income Composite differ from the fees of the Tactical DI Fund.  The fees and expenses associated with an investment in the Tactical Dividend Income Composite, giving effect to the highest rates charged by both the Advisor and third-party solicitors/advisors, are generally higher than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the No Load Class or Institutional Class shares of the Tactical DI Fund.

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Tactical Dividend Growth Composite

Average Annual Total Returns For the Periods Ended December 31, 2015	Tactical Dividend Growth Composite Gross of Fee	Tactical Dividend Growth Composite Net of Fee	NYSE Composite Index®	S&P 500® Total Return Index
1 Year	-6.81%	-7.75%	-6.42%	1.38%
5 Years	5.91%	4.86%	4.96%	12.57%
Since Inception (6/30/2008)	9.54%	8.45%	2.13%	7.31%

HISTORY BY YEAR
	Time- Weighted Returns (TWR): Gross of Fees	Time- Weighted Returns ( TWR): Net of Fees	Year End Number of Accounts and Composite Assets(in Millions)
Year	Composite Annual TWR%	Composite Annual TWR%	Composite Accounts	Composite Assets $ (in millions)	NYSE Composite Index®%	S&P 500® Total Return Index%
2008*	-10.71	-11.69	5	0.74	-33.53	-28.48
2009	33.73	31.13	63	14.98	24.80	26.46
2010	23.58	21.46	183	47.84	10.84	15.06
2011	-3.69	-5.30	569	116.00	-6.11	2.11
2012	17.57	15.84	716	155.16	12.93	16.00
2013	22.40	20.76	1,373	331.67	23.18	32.39
2014	3.17	2.07	2,113	498.69	4.22	13.69
2015	-6.81	-7.75	1,454	315.92	-6.42	1.38
* 2008 returns are from 06/30/2008 to 12/31/2008 and all other information for 2008 is as of 12/31/2008.

The annual investment management fee rate charged by the Advisor shall vary (typically between 0.75% -0.85%, not exceeding 1.00%) depending upon the market value of assets under management and the specific type of investment management services to be rendered.  The fees of the Tactical Dividend Growth Composite differ from the fees of the Tactical DG Fund.  The fees and expenses associated with an investment in the Tactical Dividend Growth Composite, giving effect to the highest rates charged by both the Advisor and third-party solicitors/advisors, are generally higher than the fees and expenses (after taking into account the Expense Caps) associated with an investment in the No Load Class or Institutional Class shares of the Tactical DG Fund.

The Advisor has prepared and presented the composite presentations which serve as the basis for the performance information shown in compliance with the Global Investment Performance Standards (GIPS®).  The WBI composite presentations serve as the basis for the performance information shown.  The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results.

The Tactical Balanced Composite includes all discretionary accounts (other than the Funds) for which a client has selected the Balanced portfolio model as the objective during the corresponding time period.  The inception date of the Balanced investment strategy is August 1992.  The Tactical Balanced Plus Composite includes all discretionary accounts (other than the Funds) for which a client has selected the Balanced Plus portfolio model as the objective during the corresponding time period.  The inception date of the Balance Plus investment strategy is June 1993.  The Tactical Dividend Income Composite includes all discretionary accounts (other than the Funds) for which a client has selected the Dividend Income portfolio model as the objective during the corresponding time period. The inception date of the Dividend Income investment strategy is June 2003.  The Tactical Dividend Growth Composite includes all discretionary accounts (other than the Funds) for which a client has selected the Dividend Growth portfolio model as the objective during the corresponding time period.  The inception date of the Dividend Growth investment strategy is June 2008.  A complete list, description and GIPS® compliant presentation is available for all Composites on request.

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Portfolio values and performance are calculated in U.S. Dollars.  Returns are pre-tax, and include realized and unrealized gains and losses plus income and returns from cash and cash equivalents.  Each Composite’s time-weighted returns are calculated monthly by asset weighting its individual account members, and are adjusted for large external cash flows.  Only accounts that contributed to a Composite’s performance during the reporting period and are members of the Composite at the end of the reporting period are shown in Composite assets and accounts.  The reinvestment of dividends and other earnings may have material impact on overall returns.

The model portfolios are actively managed, and use risk management strategies in an attempt to meet their intended investment outcomes.  Because the strategies used in the tactical Balanced Composite and the Tactical Balanced Plus Composite involve active management of a potentially wide range of assets, no widely recognized benchmark is likely to be representative of the performance of any managed account.  Therefore, the Advisor managed accounts may own assets and follow investment strategies which cause the Tactical Balanced Composite and the Tactical Balanced Plus Composite to differ materially from the composition and performance of the benchmarks shown on performance of other reports.  A custom benchmark consisting of 50%/50% allocation to the NYSE Composite Index and the Barclays U.S. Aggregate Bond Total Return Index, rebalanced daily, is being shown as a benchmark for the Tactical Balanced Composite and the Tactical Balanced Plus Composite.  This benchmark combines a widely-published, domestic equity market index with a domestic bond index; the Balanced and Balanced Plus investment strategies generally include a material exposure to both domestic equities and fixed income ETF investments. However, the benchmark is not, nor will it become, representative of past or expected managed account holdings or performance.

The NYSE Composite Index, rebalanced daily, is being shown as a benchmark for the Tactical Dividend Income Composite and the Tactical Dividend Growth Composite.  This benchmark represents a widely-published, domestic equity market index; the Dividend Income and Dividend Growth investment strategies generally include a material exposure to domestic equities.  However, the benchmark is not, nor will it become, representative of past or expected managed account holdings or performance.

The historical performance results of the benchmark do not include the deduction of transaction and custodial charges, or the deduction of an investment management fee, which would likely alter indicated historical performance results.  The NYSE Composite Index includes all common stocks listed on the NYSE, including ADRs, REITs and tracking stocks and listings of foreign companies.  The Barclays U.S. Aggregate Bond Total Return Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.  The index includes treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid adjustable rate mortgage (“ARM”) pass-throughs), ABS and CMBS (agency and non-agency).  Both indices are unmanaged and may not be invested in directly.

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Gross of Fee Performance excludes the effects of the Advisor’s investment management fee and third-party solicitor/advisor fees, but is net of applicable account transactions and custodial charges, custodian platform charges, and the separate fees assessed directly by each unaffiliated mutual fund holding (including ETFs) that was included in each portfolio.  Net of Fee Performance is net of all of the fees listed above, with the exception of third-party solicitor/advisor fees.  Historically, Net of Fee Performance was net of actual third-party solicitor/advisor fees and investment management fees.  Effective January 1, 2015, the Advisor restated historical net returns so that they are net of the maximum investment management fee only.  Performance after January 1, 2015, is also net of the maximum investment management fee only.  This model fee approach consists of netting down 1.00% from gross returns on a monthly basis.  Additional information about this change is available upon request.  The actual, annual investment management fee rate charged shall vary (typically between 0.75% - 0.85%, not exceeding 1.00%) depending upon the market value of assets under management and the specific type of investment management services to be rendered.  Fees are typically deducted directly from the account on a quarterly basis.

The data shown represents past performance and offers no guarantee or representation of future results.

To obtain a complete list and description of the Composites or additional information regarding policies or calculating and reporting returns, please contact Matthew Schreiber, WBI Investments, Inc. at 1-800-772-5810.

Fund Expenses
Each Fund is responsible for its own operating expenses.  However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses), through at least March 28, 2017, to limit Total Annual Fund Operating Expenses of each Fund to 1.75% of average daily net assets of No Load Class shares and to 1.50% of average daily net assets of Institutional Class shares.  Prior to March 30, 2015, the Expense Cap for the No Load Class was 2.00%.  Prior to July 1, 2014, the Expense Cap for the Institutional Class was 1.75%, and from July 1, 2014 through March 29, 2016, the Expense Cap for the Institutional Class was 1.60%.  The term of the Funds’ operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Advisor may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Description of Share Classes
The Trust has adopted a multiple class plan that allows each Fund to offer one or more classes of shares.  Each Fund has registered two classes of shares – No Load Class shares and Institutional Class shares.  The different classes of shares represent investments in the same portfolio of securities.  Neither class of shares charges a front-end sales load.

•	No Load Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a shareholder servicing plan fee of up to 0.25%.

•
Institutional Class shares have no Rule 12b-1 distribution and service fee, but are charged a shareholder servicing plan fee of up to 0.25%.  The Institutional Class shares have a higher minimum initial investment than No Load Class shares.  Minimums may be waived under certain conditions.  Please see the “General Policies” section of this Prospectus for additional information on waivers of minimums.

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Pricing of Fund Shares
Shares of the Funds are sold at NAV per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, each Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests.  The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Funds including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, each Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities. In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time each Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Advisor anticipates that each Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

How to Purchase Fund Shares
You may purchase shares of the Funds by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Funds to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-855-WBI-FUND (1-855-924-3863).  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large that it would disrupt the management of the Funds.  Orders may also be rejected from persons believed by the Funds to be “market timers.”

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All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in the Funds to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds.

Purchases In-Kind.  In addition to cash purchases, the Funds have the discretion to accept payment for Fund shares by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s investment objective and otherwise acceptable to the Advisor and the Board. For further information, you may call a customer service representative of the Funds toll-free at 1-855-WBI-FUND (1-855-924-3863).

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-855-WBI-FUND (1-855-924-3863) if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Trust generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the WBI Funds, to the Transfer Agent at the following address:

WBI Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

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You may not send an account application via overnight delivery to a United States Postal Service post office box.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

WBI Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Purchasing Shares by Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with the Funds), you may purchase additional shares by calling the Funds toll-free at 1-855-WBI-FUND (1-855-924-3863).  You may not make your initial purchase of the Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  Your account must be open for at least 15 calendar days prior to the initial telephone purchase and you must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchasing Shares by Wire
If you are making your initial investment in the Funds, the Transfer Agent must have previously received a completed account application before you can send in your wire purchase.  You can mail or deliver overnight your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
FFC: WBI Tactical BA Fund or
WBI Tactical BP Fund or
WBI Tactical DI Fund or
WBI Tactical DG Fund
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-WBI-FUND (1-855-924-3863).  Your bank may charge you a fee for sending a wire payment to the Funds.

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Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Funds, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-WBI-FUND (1-855-924-3863) for additional information.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five days prior to the automatic investment date.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-WBI-FUND (1-855-924-3863) for information on:

•      Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•      Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special withdrawal requirements for a retirement account, such as required withdrawals or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell their shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds.  Brokers may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on a Funds’ behalf.  An order is deemed to be received when a Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order.  A Broker may hold your shares in an omnibus account in the Broker’s name, and maintain your individual ownership records.  The Advisor or the Funds, under their Shareholder Servicing Plan, may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

How to Sell Fund Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.

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In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
WBI Funds	WBI Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone
If you complete the appropriate portion of the account application, you may redeem your shares, up to $50,000, by calling the Transfer Agent at 1-855-WBI-FUND (1-855-924-3863) before the close of trading on the NYSE (which is generally 4:00 p.m., Eastern Time).  Redemption proceeds can be sent by check to the address of record or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-WBI-FUND (1-855-924-3863) for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem your shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $5,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Funds will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Funds. You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at the addresses shown above or at 1-855-WBI-FUND (1-855-924-3863).

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A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-WBI-FUND (1-855-924-3863).

Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  A redemption, whether in cash or in-kind, is a taxable event for you.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
Signature guarantees, from either a Medallion program member or non-Medallion program member, will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
The Funds may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made.  This does not apply to retirement plan accounts.  You will be notified that the value of your account is less than $500 before the Funds make an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $500 before the Funds take any action.

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How to Exchange Fund Shares

You may exchange your Fund shares on any day the Funds and the NYSE are open for business either directly with the Funds or through your financial intermediary.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one WBI Fund for shares of another WBI Fund in the Trust, which are offered in this Prospectus.  However, you should note the following:

•	Exchanges may only be made between like share classes;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into another WBI Fund, read a description of the Fund in this Prospectus;

•
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held, subject to certain limitations on the deductibility of losses;

•
The Funds reserve the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

•	If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee;

•	The minimum exchange amount between existing accounts invested in the WBI Funds is the minimum subsequent investment amount for your share class and your type of account;

•	Redemption fees will not be assessed when an exchange occurs between the Funds; and

•	The Funds may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days’ notice of any termination or material amendment to this exchange privilege.

You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.

The Funds reserve the right to reject or limit any order to purchase Fund shares through exchange or otherwise and to close any shareholder account when they believe it is in the best interests of the Funds.  Certain patterns of past exchanges and/or purchase or sale transactions involving the Funds may result in the Funds rejecting or limiting, in the Funds’ discretion, additional purchases and/or exchanges or in an account being closed.  Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions.

Exchange requests received on a business day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt.  “Processing” a request means that shares of the Fund which the shareholder is redeeming will be redeemed at the NAV per share next determined on the date of receipt.  Shares of the Fund that the shareholder is purchasing will also normally be purchased at the NAV per share next determined on the date of receipt.  Exchange requests received on a business day after the time that shares of the Funds involved in the request are priced will be processed on the next business day in the manner described herein.

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DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends, if any, from net investment income on a quarterly basis, typically in March, June, September and December.  The Funds will make distributions of capital gains, if any, on an annual basis.  A Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.  Distributions are taxable whether reinvested in additional shares or received in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five (5) days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Funds.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading practices, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

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In compliance with Rule 22c-2 of the 1940 Act, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that each Fund can enforce its market timing policies.

Redemption Fee.  The Funds charge a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The first in first out (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by a Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends or on sales of Fund shares due to participation in any of the Funds’ systematic programs.  Although each Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for a Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Funds’ redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Funds’ redemption fee will not apply to the following types of transactions:
•	premature distributions from retirement accounts due to the disability or health of the shareholder;
•	minimum required distributions from retirement accounts;
•	redemptions resulting in the settlement of an estate due to the death of the shareholder; and
•	redemptions resulting in an exchange between Fund shares.

Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Funds does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when they calculate their NAVs.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are infrequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

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More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

Each Fund intends to qualify to be taxed as a regulated investment company under Subchapter M of the Code.  As regulated investment companies, the Funds will not be subject to federal income tax if each Fund distributes its income as required by tax law and satisfies certain other requirements that are described in the SAI.

The Funds typically make distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income or as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  An additional federal tax at the rate of 3.8% may apply to the net investment income of non-corporate shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers.  Net investment income generally includes dividends and capital gain distributions from the Fund and net capital gain on Fund shares.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month, but paid in the following January are taxable as if received the prior December.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.  When you sell shares of the Funds, you may have a capital gain or loss.  The Code limits the deductibility of capital losses in certain circumstances.

By law, the Funds must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI.  You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Funds.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC (“Quasar”), an affiliate of the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority.  Shares of the Funds are offered on a continuous basis.

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Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 that allows each Fund’s No Load Class shares to pay distribution and service fees for the sale, distribution and servicing of its shares.  The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of a Fund’s No Load Class shares.  Because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan
Under a Shareholder Servicing Plan (the “Servicing Plan”), each Fund will reimburse the Advisor and financial intermediaries such as banks, broker-dealers, financial advisers or other financial institutions up to 0.25% of each Fund’s average daily net assets for the No Load Class and the Institutional Class, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents (“Shareholder Servicing Activities”).  As these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Servicing Plan is a “reimbursement plan.”  As a “reimbursement plan,” each Fund may reimburse the Advisor and intermediaries only for actual expenses incurred for Shareholder Servicing Activities, up to 0.25% per year of its average daily net assets for the No Load Class and the Institutional Class.  A Fund will not reimburse more than the maximum amount allowed under the Servicing Plan.

Other Payments to Third Parties
The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Cash payments by the Advisor for shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary are in addition to payments made by the Funds under their Shareholder Servicing Plan.  Cash compensation may also be paid by the Advisor to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, each Fund reserves the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
—
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

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Additionally, the Funds’ minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
Current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	Any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;
•
Current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	Existing clients of the Advisor, their employees and immediate family members of such employees;
•	Registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor; and
•	Qualified broker-dealers who have entered into an agreement with the Fund’s distributor.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as a Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “How to Purchase Fund Shares.”

Your financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and semi-annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-WBI-FUND (1-855-924-3863) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.

The S&P 500® Index is a capitalization-weighted unmanaged index of 500 widely traded stocks, created by Standard & Poor’s, and considered to represent the performance of the U.S. stock market in general.  Performance shown in this Prospectus for the S&P 500® Index includes the performance effect of dividends paid by the stocks in the index.

The Barclays Capital U.S. Government / Credit Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year.

The previous Blended Index is a 50% S&P 500 Index & 50% Barclays Capital U.S. Government/Credit Index Blend.

The NYSE Composite Index® is designed to measure the performance of all common stocks listed on the NYSE, including ADRs, REITs, and tracking stocks. The index is weighted using free-float market capitalization and calculated on both price and total return basis

The Barclays Capital U.S. Aggregate Bond Total Return Index is a component of the U.S. universal Index and covers the USD –denominated, investment-grade, fixed-rate, taxable bond market of SEC- registered securities.

The new Blended Index is a 50% NYSE Composite Index® & 50% Barclays Capital U.S. Aggregate Bond Total Return Index Blend.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information has been audited by [    ], the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report dated November 30, 2014, which is available upon request.

WBI Tactical BA Fund – No Load Class

For a share outstanding throughout each period	Year Ended November 30,			December 29, 2010* to November 30, 2011
	2014	2013	2012

Net asset value, beginning of period	$10.55	$10.65	$9.83	$10.00

Income from investment operations:
Net investment income^	0.03	0.05	0.08	0.08
Net realized and unrealized gain/(loss) on investments	0.87	(0.02)	0.83	(0.25)
Total from investment operations	0.90	0.03	0.91	(0.17)

Less distributions:
From net investment income	(0.06)	(0.05)	(0.09)	--
From net realized gain on investments	--	(0.08)	--	--
Total distributions	(0.06)	(0.13)	(0.09)	--
Redemption fees retained^#	0.00	0.00	0.00	0.00
Net asset value, end of period	$11.39	$10.55	$10.65	$9.83

Total return	8.58%	0.32%	9.34%	-1.70%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$31,683	$29,383	$20,826	$5,010
Ratio of expenses to average net assets (a):
Before expense reimbursement/recoupment	2.06%	1.93%	2.21%	6.66%†
After expense reimbursement/recoupment	2.00%	2.00%	2.00%	2.00%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement/recoupment	0.19%	0.59%	0.51%	(3.77)%†
After expense reimbursement/recoupment	0.25%	0.52%	0.72%	0.89%†
Portfolio turnover rate	176.43%	247.36%	202.76%	225.23%‡
* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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WBI Tactical BA Fund – Institutional Class

For a share outstanding throughout each period	Year Ended November 30,			December 29, 2010* to November 30, 2011
	2014	2013	2012

Net asset value, beginning of period	$10.58	$10.68	$9.85	$10.00

Income from investment operations:
Net investment income^	0.06	0.08	0.10	0.10
Net realized and unrealized	0.88	(0.03)	0.84	(0.25)
gain/(loss) on investments
Total from investment operations	0.94	0.05	0.94	(0.15)

Less distributions:
From net investment income	(0.10)	(0.07)	(0.11)	--
From net realized gain on investments	--	(0.08)	--	--
Total distributions	(0.10)	(0.15)	(0.11)	--

Redemption fees retained^#	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.42	$10.58	$10.68	$9.85

Total return	8.89%	0.51%	9.65%	-1.50%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$49,794	$41,083	$33,602	$6,174
Ratio of expenses to average net assets (a):
Before expense reimbursement/recoupment	1.74%	1.66%	1.94%	5.80%†
After expense reimbursement/recoupment	1.68%**	1.73%	1.75%	1.75%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement/recoupment	0.48%	0.84%	0.76%	(2.97)%†
After expense reimbursement/recoupment	0.54%	0.77%	0.95%	1.08%†
Portfolio turnover rate	176.43%	247.36%	202.76%	225.23%‡
* Commencement of operations.
** Effective July 1, 2014, the Advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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WBI Tactical BP Fund – No Load Class

For a share outstanding throughout each period	Year Ended November 30, 2014	June 17, 2013* to November 30, 2013

Net asset value, beginning of period	$10.00	$10.00

Income from investment operations:
Net investment income^	0.06	0.04
Net realized and unrealized gain/(loss) on investments	0.94	(0.03)
Total from investment operations	1.00	0.01

Less distributions:
From net investment income	(0.13)	(0.01)
Total distributions	(0.13)	(0.01)

Redemption fees retained^	0.00#	--

Net asset value, end of period	$10.87	$10.00

Total return	10.05%	0.08%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,742	$1,312
Ratio of expenses to average net assets (a):
Before expense reimbursement	3.31%	16.32%†
After expense reimbursement	1.97%	2.00%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(0.75)%	(13.36)%†
After expense reimbursement	0.59%	0.96%†
Portfolio turnover rate	200.20%	86.29%‡
* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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WBI Tactical BP Fund – Institutional Class

For a share outstanding throughout each period	Year Ended November 30, 2014	June 17, 2013* to November 30, 2013

Net asset value, beginning of period	$10.00	$10.00

Income from investment operations:
Net investment income^	0.11	0.07
Net realized and unrealized gain/(loss) on investments	0.92	(0.06)
Total from investment operations	1.03	0.01

Less distributions:
From net investment income	(0.15)	(0.01)
Total distributions	(0.15)	(0.01)

Redemption fees retained^#	0.00	0.00

Net asset value, end of period	$10.88	$10.00

Total return	10.39%	0.13%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$20,551	$5,129
Ratio of expenses to average net assets (a):
Before expense reimbursement	3.10%	9.12%†
After expense reimbursement	1.65%**	1.75%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(0.39)%	(5.76)%†
After expense reimbursement	1.06%	1.61%†
Portfolio turnover rate	200.20%	86.29%‡
* Commencement of operations.
** Effective July 1, 2014, the Advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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WBI Tactical DI Fund – No Load Class

For a share outstanding throughout each period	Year Ended November 30, 2014	June 17, 2013* to November 30, 2013

Net asset value, beginning of period	$10.61	$10.00

Income from investment operations:
Net investment income^	0.01	--
Net realized and unrealized gain on investments	0.33	0.61
Total from investment operations	0.34	0.61

Less distributions:
From net investment income	(0.06)	--
Return of capital	--	(0.00)#
Total distributions	(0.06)	(0.00)#

Redemption fees retained	0.01	--

Net asset value, end of period	$10.90	$10.61

Total return	3.27%	6.14%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,926	$656
Ratio of expenses to average net assets (a):
Before expense reimbursement	4.33%	17.07%†
After expense reimbursement	1.97%	2.00%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(2.24)%	(15.07)%†
After expense reimbursement	0.12%	0.00%†
Portfolio turnover rate	223.18%	49.43%‡
* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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WBI Tactical DI Fund – Institutional Class

For a share outstanding throughout each period	Year Ended November 30, 2014	June 17, 2013* to November 30, 2013

Net asset value, beginning of period	$10.61	$10.00

Income from investment operations:
Net investment income^#	0.04	0.00#
Net realized and unrealized gain on investments	0.34	0.62
Total from investment operations	0.38	0.62

Less distributions:
From net investment income	(0.07)	--
Return of capital	--	(0.01)
Total distributions	(0.07)	(0.01)

Redemption fees retained^#	0.00	0.00

Net asset value, end of period	$10.92	$10.61

Total return	$3.55%	6.19%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$16,959	$4,195
Ratio of expenses to average net assets (a):
Before expense reimbursement	3.89%	13.46%†
After expense reimbursement	1.66%**	1.75%†
Ratio of net investment income/(loss) to average net assets (b):
Before expense reimbursement	(1.83)%	(11.69)%†
After expense reimbursement	0.40%	0.02%†
Portfolio turnover rate	223.18%	49.43%‡
* Commencement of operations.
** Effective July 1, 2014, the Advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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WBI Tactical DG Fund – No Load Class

For a share outstanding throughout each period	Year Ended November 30,			December 29, 2010* to November 30, 2011
	2014	2013	2012

Net asset value, beginning of period	$12.83	$10.86	$9.50	$10.00

Income from investment operations:
Net investment income^	0.01	0.04	0.06	0.03
Net realized and unrealized gain/(loss) on investments	0.51	2.01	1.37	(0.55)
Total from investment operations	0.52	2.05	1.43	(0.52)

Less distributions:
From net investment income	(0.03)	(0.08)	(0.07)	--
From net realized gain on investments	(0.63)	--	--	--
Total distributions	(0.66)	(0.08)	(0.07)	--

Redemption fees retained^	0.00#	0.00#	0.00#	0.02
Net asset value, end of period	$12.69	$12.83	$10.86	$9.50

Total return	4.12%	18.96%	15.16%	-5.00%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$32,402	$26,985	$12,866	$4,815
Ratio of expenses to average net assets (a):
Before fee waivers and expense reimbursement	2.03%	2.07%	2.31%	4.56%†
After fee waivers and expense reimbursement	2.00%	2.00%	2.00%	2.00%†
Ratio of net investment income/(loss) to average net assets (b):
Before fee waivers and expense reimbursement	0.08%	0.29%	0.23%	(2.20)%†
After fee waivers and expense reimbursement	0.11%	0.36%	0.54%	0.36%†
Portfolio turnover rate	266.42%	219.78%	261.95%	301.31%‡
* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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WBI Tactical DG Fund – Institutional Class

For a share outstanding throughout each period	Year Ended November 30,			December 29, 2010* to November 30, 2011
	2014	2013	2012

Net asset value, beginning of period	$12.87	$10.89	$9.50	$10.00

Income from investment operations:
Net investment income^	0.06	0.07	0.10	0.05
Net realized and unrealized gain/(loss) on investments	0.49	2.01	1.39	(0.55)
Total from investment operations	0.55	2.08	1.49	(0.50)

Less distributions:
From net investment income	(0.06)	(0.10)	(0.10)	--
From net realized gain on investments	(0.63)	--	--	--
Total distributions	(0.69)	(0.10)	(0.10)	--

Redemption fees retained^#	0.00	0.00	0.00	0.00
Net asset value, end of period	$12.73	$12.87	$10.89	$9.50

Total return	4.40%	19.29%	15.75%	-5.00%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$58,664	$48,203	$13,351	$15,226
Ratio of expenses to average net assets (a):
Before fee waivers and expense reimbursement	1.69%	1.79%	1.95%	2.92%†
After fee waivers and expense reimbursement	1.66%**	1.70%	1.57%	1.75%†
Ratio of net investment income/(loss) to average net assets (b):
Before fee waivers and expense reimbursement	0.41%	0.53%	0.61%	(0.59)%†
After fee waivers and expense reimbursement	0.44%	0.62%	0.99%	0.58%†
Portfolio turnover rate	266.42%	219.78%	261.95%	301.31%‡
* Commencement of operations.
** Effective July 1, 2014, the Advisor contractually agreed to lower the net annual operating expense limit to 1.60%.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.
(a) Does not include expenses of the investment companies in which the Fund invests.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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Investment Advisor
WBI Investments, Inc.
One River Centre
331 Newman Springs Road
Building 1, Floor 2
Red Bank, New Jersey 07701

Independent Registered Public Accounting Firm
[                   ]
[                   ]
[                   ]

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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PN-1

WBI TACTICAL BA FUND
WBI TACTICAL BP FUND
WBI TACTICAL DI FUND
WBI TACTICAL DG FUND
Each a series of Advisors Series Trust
www.wbifunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ previous fiscal year.

The SAI and Shareholder Reports are available free of charge on the Funds’ website at www.wbifunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-855-WBI-FUND (1-855-924-3863) or by writing to:

WBI Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.wbifunds.com

You may review and copy information about the Funds, including the SAI and Shareholder Reports, at the Public Reference Room of the SEC in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

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Subject to Completion—Dated January 29, 2016

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
March [   ], 2016

WBI TACTICAL BA FUND
(formerly, WBI Absolute Return Balanced Fund)
No Load Class	WBADX
Institutional Class	WBBAX

WBI TACTICAL BP FUND
(formerly, WBI Absolute Balanced Plus Fund)
No Load Class	WBPNX
Institutional Class	WBBPX

WBI TACTICAL DI FUND
(formerly, WBI Absolute Dividend Income Fund)
No Load Class	WBDNX
Institutional Class	WBDIX

WBI TACTICAL DG FUND
(formerly, WBI Absolute Return Dividend Growth Fund)
No Load Class	WBIDX
Institutional Class	WBDGX

(each a “Fund,” collectively the “Funds”)
Each a Series of Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-WBI-FUND (1-855-924-3863)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated March [  ], 2016, as may be revised, for the No Load Class shares and Institutional Class shares of the Funds, each a series of Advisors Series Trust (the “Trust”).  WBI Investments, Inc. (the “Advisor”) is the Funds’ investment advisor.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.wbifunds.com.

The Funds’ audited financial statements and notes thereto for the fiscal year ended November 30, 2015, are contained in the Funds’ annual report and are incorporated by reference into this SAI.  A copy of the annual report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.wbifunds.com.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The WBI Tactical BA Fund (the “Tactical BA Fund”) (formerly, WBI Absolute Return Balanced Fund) and the WBI Tactical DG Fund (the “Tactical DG Fund”) (formerly WBI Absolute Return Dividend Growth Fund) each commenced operations on December 29, 2010.  The WBI Tactical BP Fund (the “Tactical BP Fund”) (formerly, WBI Absolute Return Balanced Plus Fund) and the WBI Tactical DI Fund (the “Dividend Income Fund”) (formerly, WBI Absolute Return Dividend Income Fund) each commenced operations on June 17, 2013.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies and risks of the Funds.

Diversification
Each Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, each Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of each Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with each Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Risks Associated With Recent Economic Events

The U.S. credit markets have been experiencing above-average volatility and disruption for more than five years.  Instability in the credit markets has made it more difficult for some issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations.  In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.  These developments may increase the volatility of the value of securities owned by the Funds.  A significant worsening of the conditions could adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Funds to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by the Funds and adversely affect the net asset value (“NAV”) of their shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators.  It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Funds or investments made by the Fund. Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses. Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention In Financial Markets Risk

The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity.  U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable.  In unusual circumstances, issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Fund itself is regulated.  Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Each Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

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Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  Each Fund may invest in convertible securities.  Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants.  Each Fund may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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Foreign Investments
Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”).  Each Fund reserves the right to invest without limitation in Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable to a Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  A Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

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In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which a Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Emerging Markets. Each Fund may invest up to 50% of its net assets in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Small and Medium-Sized Companies
To the extent a Fund invests in the equity securities of small and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Investment Companies
Each Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”), or in reliance on exemptions therefrom.. This may include investments in ETFs or in money market mutual funds in connection with a Fund’s management of daily cash positions and for temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.  Further, when a Fund invests in another investment company, it is exposed to the risks of the portfolio securities owned by the other investment company.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.  Further, the Funds may exceed these limits if they are able to rely on exemptive orders obtained by other registered investment companies, subject to certain terms and conditions, including that the Funds enter into an agreement with such other registered investment companies regarding the terms of the investment.

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The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the  Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to fund of funds (i.e., 8.5.1).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of affiliated or unaffiliated money market funds purchased by a Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Adviser must waive its advisory fees in amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different market prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above unless an exemption if available.  The Funds may seek to enter into participation agreements with registered investment companies, including ETFs, in order to exceed the limitations set forth in Section 12(d)(1) of the 1940 Act.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which each Fund will invest will be listed on a national securities exchange and a Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Options
Each Fund may write call options on stocks and stock indices if the calls are “covered” throughout the life of the option.  A call is “covered” if a Fund owns the optioned securities.  See below for additional ways a call can be covered.  When a Fund writes a call, they receive a premium and give the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period.  If the call is exercised, a Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

Each Fund may purchase a call on securities to effect a “closing purchase transaction,” which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by a Fund on which it wishes to terminate its obligation.  If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

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Each Fund may also write and purchase put options (“puts”).  When a Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period.  When a Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period.  If any put is not exercised or sold, it will become worthless on its expiration date.

Purchasing Put and Call Options – When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the “option premium”).  A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own.  A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs.  However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price.  A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy.  A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs.  Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

•	Allowing it to expire and losing its entire premium;
•	Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
•	Closing it out in the secondary market at its current price.

Selling (Writing) Put and Call Options – When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written.  Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund may try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities.  If security prices rise, a Fund would expect the put option to expire and the premium it received to offset a portion of the increase in the security’s value.  If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price.  If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the put less the premium it received.  Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

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The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall.  A Fund could try to economically hedge against a decline in the value of securities it already owns by writing a call option.  If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value.  However, a Fund must be prepared to deliver the underlying instrument in return for the strike price.  If the market price of the security rises and the call holder exercises the call, the Fund will be deprived the opportunity to profit from an increase in the market price above the strike price of the securities it holds.

Each Fund is permitted only to write covered options.  A Fund can cover a call option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate or foreign currency;
•	A call option on the same security or index with the same or lesser exercise price;
•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate or foreign currency; or
•	In the case of an index, securities whose price movements correlate to the movements of the index.

A Fund can cover a put option by:

•	Entering into a short position in the underlying security;
•	Purchasing a put option on the same security, index, interest rate or foreign currency with the same or greater exercise price;
•
Purchasing a put option on the same security, index, interest rate or foreign currency with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

Options on Securities Indices – Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market, rather than price fluctuations in a single security.

Combined Positions – A Fund may purchase and write options in combination with each other, or in combination with forward contracts, to adjust the risk and return characteristics of the overall position.  Alternatively, a Fund could write a call option at one strike price and buy a call option at a higher strike price to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Caps and Floors – Each Fund may enter cap and floor agreements. Caps and floors have an effect similar to buying or writing options.  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

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Risks of Derivatives – While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions.  Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Derivative Management Risk – If the Advisor incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives.  For example, if a Fund were to write a call option based on its Advisor’s expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price.

Derivative Counterparty Risk – Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions. In those instances, a Fund holding such derivatives (or another registered investment company in which the Fund invests) will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that such Fund will sustain losses.

Fixed Income and High-Yield Securities
Fixed income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed income securities that will be eligible for purchase by the Funds include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s Ratings Services (“S&P”) and those rated Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

The market value of fixed income securities held by the Funds typically changes as interest rates change, as demand for the instrument changes, and as actual or perceived creditworthiness of an issuer changes.  During periods of rising interest rates, the market value of fixed income securities held by the Fund will generally decline.  Because interest rates in the United States are at historical lows, the Funds may have an increased risk associated with debt securities and rising interest rates.  Also, the risk of rising interest rates may result in less liquidity in debt markets overall, making it more difficult for the Funds to sell the instruments at or near the market value used to compute a Fund’s NAV.

The Tactical BA Fund and the Tactical DI Fund each reserve the right to invest up to 20% of its net assets in securities rated lower than BBB by S&P or lower than Baa by Moody’s, the Tactical DG Fund reserves the right to invest up to 10% of its net assets in securities rated lower than BBB by S&P or lower than Baa by Moody’s, and the Tactical BP Fund reserves the right to invest up to 50% of its net assets in securities rated lower than BBB by S&P or lower than Baa by Moody’s.  High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, lower-rated issuers, which may have more leveraged debt, may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

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The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Credit ratings of debt securities represent the rating agencies’ opinions regarding their credit quality, but are not a guarantee of credit quality and may be reduced after a Fund has acquired the security.  If a security’s credit rating is reduced while it is held by a Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events; so that an issuer’s current financial condition may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities.

Exchange-Traded Notes
The Funds may invest in exchange-traded notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because its underlying value is determined by reference to an index, commodity, interest rate, or other objectively determined reference.  ETNs are publically traded on a U.S. securities exchange.  An investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its net asset value; the share may trade at a premium or discount to its net asset value, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Short-Term, Temporary, and Cash Investments
Each Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, a Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

Government Obligations
Each Fund may make short term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.

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Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Each Fund may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  Emerging market governments could default on their sovereign debt.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

When-Issued Securities
Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.  During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund.  At the time of settlement, the market value of the security may be more or less than the purchase price.  When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Illiquid Securities
As a non-principal strategy, each Fund may hold up to 15% of its net assets in securities that are illiquid, which means that there may be legal or contractual restrictions on their disposition, or that there is no readily available market for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Advisor is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  Each Fund is permitted to sell restricted securities to qualified institutional buyers.

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Lending Portfolio Securities
Each Fund may lend portfolio securities in an amount not exceeding one-third of its total assets, less any borrowings by said Fund, to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations.  Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter.  Such terms and the issuing bank would have to be satisfactory to the Funds.  Any loan might be secured by any one or more of the three types of collateral.  The terms of the Funds’ loans must permit a Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.  The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.  In addition, the Funds are exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent.  As well, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Borrowing
Though the Funds do not currently intend to borrow money, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33 1/3% of the value of its total assets at the time of such borrowings, less the amount of securities on loan (if any) and securities for which assets are required to be segregated (such as derivatives or when issued securities), as allowed under the 1940 Act.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the NAV per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if a Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

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Special Risks Related to Cyber Security
The Funds and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and its service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and its service providers.  Cyber attacks against or security breakdowns of the Funds or its service providers may adversely impact the Funds and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate the Funds’ NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invests, which may cause the Funds’ investment in such issuers to lose value.  There can be no assurance that the Funds or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act.

3.	Issue senior securities, except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.

7.	Purchase or sell physical commodities or contracts relating to physical commodities.

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8.	Make loans to others, except as permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Invest in securities of other investment companies, except as permitted under the 1940 Act.

3.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.  For the fiscal years/periods ended November 30 indicated below, the Funds’ portfolio turnover rates were as follows:

Portfolio Turnover Rate

	2015	2014
Tactical BA Fund*	[331.35]%	176.43%
Tactical BP Fund*	[381.27]%	200.20%
Tactical DI Fund*	[398.80]%	223.18%
Tactical DG Fund*	[384.28]%	266.42%
* [Increase in portfolio turnover explanation].

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objectives, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

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Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held(3)
Gail S. Duree (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds.

George J. Rebhan (age 81) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Raymond B. Woolson (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	4
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, Doubleline Funds Trust, Doubleline Equity Trust, Doubleline Opportunistic Credit Fund and Doubleline Income Solutions Fund, from 2010 to present.

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Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine(4) (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 48) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Cheryl L. King (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Kevin J. Hayden (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).

Albert Sosa (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).

Michael L. Ceccato (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).

Jeanine M. Bajczyk, Esq. (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since September 2015.	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).

Emily R. Enslow, Esq. (age 29) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term since September 2015.
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013-present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of February 28, 2016, the Trust was comprised of [47] active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

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Compensation
The Independent Trustees each receive an annual retainer of $80,000 per year allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisers/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended November 30, 2015.

	Aggregate Compensation by Fund				Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
	Tactical BA Fund	Tactical BP Fund	Tactical DI Fund	Tactical DG Fund
Independent Trustee
Gail S. Duree	$[1,483]	$[1,377]	$[1,370]	$[1,518]	None	None	$[5,748]
Donald E. O’Connor(2)	$[1,686]	$[1,555]	$[1,548]	$[1,715]	None	None	$[6,504]
George J. Rebhan	$[1,967]	$[1,815]	$[1,806]	$[2,002]	None	None	$[7,590]
George T. Wofford	$[1,729]	$[1,596]	$[1,588]	$[1,760]	None	None	$[6,673]
Raymond B. Woolson(3)	$0	$0	$0	$0	None	None	$0
Interested Trustee
Joe D. Redwine	$0	$0	$0	$0	None	None	$0
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal year ended November 30, 2015, aggregate Independent Trustees’ fees for the Trust were $[302,417].

(2)	Mr. O’Connor retired from the Trust effective January 15, 2016.
(3)	Effective January 1, 2016, Mr. Woolson was appointed to the position of Independent Trustee.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment Advisor in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor and principal underwriter.  He is also the President and CEO of the administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the administrator who routinely interacts with the unaffiliated investment advisors of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee and the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

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In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Raymond B. Woolson.  Mr. Woolson has served on a number mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the Doubleline Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products, as well as prior positions where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

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Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of the Funds’ pricing and financial reporting.  During the fiscal year ended November 30, 2015, the Audit Committee met [once] with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.  During the fiscal year ended November 30, 2015, the QLCC [did not meet] with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Mr. Wofford is the Chairman of the Nominating Committee.  The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the fiscal year ended November 30, 2015, the Nominating Committee met [once] with respect to the Funds.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2015, no Trustee beneficially owned shares of the Funds.

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As of December 31, 2015, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized.

As of February 28, 2016, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

WBI Tactical BA Fund – No Load Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
Sammons Financial Network, LLC 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266-5911	Samson Financial Group	DE	[ ]%	Record
ING National Trust 1 Orange Way Windsor, CT 06095-4773	N/A	N/A	[ ]%	Record

WBI Tactical BA Fund – Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	N/A	N/A	[ ]%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	N/A	N/A	[ ]%	Record

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WBI Tactical BP Fund – No Load Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
National Financial Services 499 Washington Blvd. Jersey City, NJ 07310-2010	N/A	N/A	[ ]%	Record

WBI Tactical BP Fund – Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	LPL Financial Group	CA	[ ]%	Record

WBI Tactical DI Fund – No Load Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
National Financial Services 499 Washington Blvd. Jersey City, NJ 07310-2010	N/A	N/A	[ ]%	Record

WBI Tactical DI Fund – Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	LPL Financial Group	CA	[ ]%	Record

WBI Tactical DG Fund – No Load Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
ING National Trust 1 Orange Way Windsor, CT 06095-4773	ING Groep N.V	DE	[ ]%	Record

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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Sammons Financial Network, LLC 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266-5911	Samson Financial Group	DE	[ ]%	Record
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
Charles Schwab & Co., Inc. 211 Main St. San Francisco, CA 94105	N/A	N/A	[ ]%	Record

WBI Tactical DG Fund – Institutional Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Pershing 1 Pershing Plaza Jersey City, NJ 07399	Pershing Group LLC	DE	[ ]%	Record
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	N/A	N/A	[ ]%	Record

Management Ownership Information. As of February 28, 2016, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of any class of the outstanding shares of any Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.

The Advisor has adopted Proxy Voting Policies and Procedures (“Proxy Voting Policies”) which provided that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of, the Fund’s shareholders, as determined by the Advisor in good faith, subject to any restrictions or directions of the Fund. Such voting responsibilities will be exercised in a manner that is consistent with the general anti-fraud provisions of the Investment Advisers Act of 1940, as amended, as well as the Advisor’s fiduciary duties under federal and state law to act in the best interest of its clients.

The Advisor has engaged a third party proxy voting service to make proxy voting recommendations to the Advisor. The Advisor will generally vote proxies in accordance with these recommendations, but reserves the right to exercise its own judgment on a case-by-case basis. If the Advisor determines that voting a particular proxy would create a material conflict of interest between its interest or the interests of any of its affiliated parties and the interests of the Fund, the Advisor will vote such proxy based upon the recommendations of the independent third party proxy voting service.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-WBI-FUND (1-855-924-3863) and on the SEC’s website at www.sec.gov.

THE FUNDS’ INVESTMENT ADVISOR

WBI Investments, Inc. acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Mr. Don Schreiber, Jr., a co-portfolio manager of the Funds, owns all of the outstanding voting shares of the Advisor and is therefore a control person of the Advisor.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.85% of each Fund’s average daily net assets for each of the No Load Class shares and Institutional Class shares.  Prior to March 30, 2015, the Advisor was entitled to receive from each Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 1.00% of each Fund’s average daily net assets for each of the No Load Class shares and Institutional Class shares.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Advisor, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Advisor in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Advisor from the Funds, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

For the fiscal periods ended November 30 indicated below, the Funds paid the following management fees to the Advisor:

WBI Tactical BA Fund
	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Advisor
2015	$[658,362]	$[12,437]	$[0]	$[670,799]
2014	$684,333	$42,950	$0	$641,383
2013	$764,163	$0	$53,903	$818,066

WBI Tactical BP Fund
	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Advisor
2015	$[311,609]	$[39,866]	$[0]	$[271,743]
2014	$134,922	$134,922	$0	$0
2013*	$11,980	$11,980	$0	$0
* The Tactical BP Fund commenced operations on June 17, 2013.

WBI Tactical DI Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Advisor
2015	$[98,722]	$[84,132]	$[0]	$[14,590]
2014	$91,024	$91,024	$0	$0
2013*	$9,160	$9,160	$0	$0
* The Tactical DI Fund commenced operations on June 17, 2013.

WBI Tactical DG Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Advisor
2015	$[574,175]	$[1,360]	$[0]	$[575,535]
2014	$851,443	$27,713	$0	$823,730
2013	$488,427	$37,833	$0	$450,594

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Portfolio Managers
Mr. Gary E. Stroik and Mr. Don Schreiber, Jr. are the portfolio managers principally responsible for the day-to-day management of each Fund’s portfolio.  The following table shows the number of other accounts (not including the Funds) managed by Mr. Stroik and Mr. Schreiber and the total assets in the accounts managed within various categories as of November 30, 2015.

Mr. Gary E. Stroik

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investments	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Mr. Don. Schreiber, Jr.

Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investments	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Material Conflicts of Interest.  Don Schreiber, Jr., and Gary E. Stroik also manage separate accounts for advisory clients (“SMA Clients”) of the Advisor, other Funds in the Trust, and registered investment companies that are exchange-traded funds for which the Advisor is the sub-advisor. There is a potential conflict with managing multiple SMA Client accounts, other registered investment companies, and the Funds, including conflicts among the investment strategies and trade allocations to the accounts and the Funds. The intention of the Advisor is to treat the various accounts fairly. The Advisor frequently combines or aggregates orders for SMA Clients, the accounts for the exchange-traded funds, and the Funds, in an effort to obtain best execution, to negotiate more favorable commission rates, or to equitably allocate among the Advisor’s SMA Clients, the exchange-traded funds, and the Funds improvements in price and transaction fees or other transaction costs that might not have been obtained had such orders been placed independently.   If the Advisor combines or aggregates client orders, for those client accounts included in the combined or aggregated orders, transactions for relevant client accounts will be averaged as to price and will be allocated among the relevant client accounts in proportion to the purchase (or sale) orders placed for each relevant client account.

Compensation.  Gary E. Stroik and Don Schreiber, Jr. receive a fixed base salary and a fixed bonus as well as a share of the profits of the Advisor equal in proportion to his ownership of the firm.

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Securities Owned in the Funds by Portfolio Managers.  As of November 30, 2015, the portfolio managers owned the following securities in the Funds:

Portfolio Manager	Dollar Range of Securities in the Fund Managed (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, or Over $1,000,000)
	Tactical BA Fund	Tactical BP Fund	Tactical DI Fund	Tactical DG Fund
Gary E. Stroik	[ ]	[ ]	[ ]	[ ]
Donald R. Schrieber, Jr.	[ ]	[ ]	[ ]	[ ]

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to a fund administration servicing agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, prior to March 1, 2015, USBFS received from the Funds a combined fee for fund administration and fund accounting services based on each Fund’s current average daily net assets, plus reimbursement for certain out-of-pocket expenses.  In addition to its role as Administrator, USBFS acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.  Effective March 1, 2015, USBFS and U.S. Bank National Association, the Funds’ custodian, receive from the Funds a combined fee for fund administration, fund accounting, transfer agency and custodial services based on each Fund’s current average daily net assets, plus transaction fees for custodial services and reimbursement of certain out-of-pocket expenses.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO’s services is charged to the Funds and approved by the Board annually.

During the fiscal periods ended November 30 indicated below, the Funds paid USBFS the following amounts for fund administration and fund accounting services:

	2015	2014	2013*
Tactical BA Fund	$[99,627]	$111,664	$114,140
Tactical BP Fund	$[54,425]	$104,173	$45,415
Tactical DI Fund	$[28,397]	$105,189	$44,477
Tactical DG Fund	$[78,417]	$128,422	$95,299
* The Tactical BP Fund and the Tactical DI Fund commenced operations on June 17, 2013.

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Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of each Fund’s assets, holds each Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  Prior to March 1, 2015, the Custodian was compensated with an asset-based fee plus transaction fees and was reimbursed for out-of-pocket expenses for custodial services.  Effective March 1, 2015, the Custodian and USBFS receive from the Funds a combined fee for fund administration, fund accounting, transfer agency and custodial services based on each Fund’s current average daily net assets, plus transaction fees for custodial services and reimbursement of certain out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.   The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Pubic Accounting Firm and Legal Counsel
[      ] is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Schiff Hardin LLP (“Schiff Hardin”), 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as legal counsel to the Trust.  Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.

The Advisor intends to employ broker-dealer affiliates of the Advisor (collectively “Affiliated Brokers”), to effect portfolio transactions for the Funds, provided certain conditions are satisfied. Payment of brokerage commissions to Affiliated Brokers is subject to Section 17(e) of the Investment Company Act and Rule 17e-1 thereunder, which require, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. The Board, including a majority of the Independent Trustees has adopted procedures to ensure that commissions paid to affiliates of the Advisor by the Funds satisfy the standards of Section 17(e) and Rule 17e-1. Certain transactions may be effected for the Funds by an Affiliated Broker at no net cost to the Funds; however, the broker-dealer may be compensated by another broker-dealer in connection with such transaction for the order flow to the second broker-dealer. Receipt of such compensation will be subject to the Funds’ procedures pursuant to Section 17(e) and Rule 17e-1.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

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In placing portfolio transactions, the Advisor will seek best execution.  The Advisor will arrange for the execution of securities brokerage transactions for the Funds through those affiliated (including Millington Securities, Inc.) and unaffiliated broker-dealers that the Advisor reasonably believes will provide “best execution.” In seeking best execution, best price, giving effect to commission and other costs is an important factor, but the Advisor’s broker-dealer selection also takes into account the quality of brokerage services, including execution capability, responsiveness, willingness to commit capital, creditworthiness, financial stability, clearance and settlement capability, and the provision of research and other services. Accordingly, although the Advisor will seek competitive commission rates, it may not necessarily obtain the lowest available price or transaction cost.

The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, each Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

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For the fiscal periods ended November 30 indicated below, the Funds paid aggregate brokerage commissions as follows:

	2015	2014	2013
Tactical BA Fund	$[8,234]	$12,058	$2,794
Tactical BP Fund*	$[1,595]	$2,464	$112
Tactical DI Fund*	$[1,564]	$3,947	$0
Tactical DG Fund	$[15,362]	$27,865	$5,828
* The Tactical BP Fund and the Tactical DI Fund commenced operations on June 17, 2013.

During the fiscal year ending November 30, 2015, the Funds executed brokerage transactions through an affiliated broker-dealer of the Advisor, Millington Securities, Inc. (“Millington”).  The Funds did not pay any brokerage commissions to Millington, but Millington received revenue in connection with such trades from third-party broker-dealers.

The table below indicates the portion of each Fund’s aggregate brokerage paid during the fiscal year ended November 30, 2015 that was possibly directed to brokers who, in addition to providing trade execution, also supplied the particular Fund with research services:

	Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
Tactical BA Fund	$[ ]	$[ ]
Tactical BP Fund	$[ ]	$[ ]
Tactical DI Fund	$[ ]	$[ ]
Tactical DG Fund	$[ ]	$[ ]

The Funds did not own securities of their regular brokers or dealers as of the fiscal year ended November 30, 2015.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Funds’ shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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RULE 12b-1 DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the No Load Class shares of each Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ No Load Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Payments made under the Funds’ Rule 12b-1 Plan by the Funds during the fiscal year ended November 30, 2015, were as follows:

Tactical BA Fund – No Load Class
Advertising	$	[3,098	]
Printing/Postage		[1,490	]
Compensation to the Distributor		[9,665	]
Compensation to Dealers/Sales Personnel		[57,903	]
Other Finance Charges		-
Other Fees		-
TOTAL	$	[72,156	]

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Tactical BP Fund – No Load Class
Advertising	$	[1,060	]
Printing/Postage		[281	]
Compensation to the Distributor		[3,883	]
Compensation to Dealers/Sales Personnel		[1,926	]
Other Finance Charges		-
Other Fees		-
TOTAL	$	[7,151	]

Tactical DI Fund – No Load Class
Advertising	$	[599	]
Printing/Postage		[159	]
Compensation to the Distributor		[2,192	]
Compensation to Dealers/Sales Personnel		[660	]
Other Finance Charges		-
Other Fees		-
TOTAL	$	[3,610	]

Tactical DG Fund – No Load Class
Advertising	$	[3,647	]
Printing/Postage		[769	]
Compensation to the Distributor		[10,630	]
Compensation to Dealers/Sales Personnel		[60,958	]
Other Finance Charges		-
Other Fees		-
TOTAL	$	[76,004	]

Shareholder Servicing Plan

Pursuant to a Shareholder Servicing Plan (the “Servicing Plan”) adopted by the Trust established by each Fund with respect to each class of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Servicing Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds.  The Servicing Plan is a “reimbursement plan.”  As a “reimbursement plan,” each Fund may reimburse the Advisor and Service Organizations only for actual expenses incurred for Shareholder Servicing Activities, up to 0.25% per year of its average daily net assets for the No Load Class and the Institutional Class.  Prior to March 30, 2015, the Servicing Plan fee was 0.40% per year of average daily net assets for the No Load Class.  Prior to July 1, 2014, the Servicing Plan fee was 0.40% per year of average daily net assets for the Institutional Class.  A Fund will not reimburse more than the maximum amount allowed under the Servicing Plan.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

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As compensation for the Shareholder Servicing Activities, each of the No Load and Institutional share classes may pay the Advisor a fee of up to 0.25% of the class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.  Prior to March 30, 2015, Servicing Plan fees for the No Load class were calculated at 0.40% of the class’s average daily net assets.  Prior to July 1, 2014, Servicing Plan fees for the Institutional Class were calculated at 0.40% of the class’s average daily net assets.  For the fiscal periods ended November 30 shown below, the Funds incurred shareholder servicing fees as follows:

	2015	2014	2013*
Tactical BA Fund – No Load	$[45,638]	$115,450	$81,359
Tactical BA Fund – Institutional	$[94,605]	$130,748	$119,315
Tactical BP Fund – No Load	$[9,108]	$10,663	$1,316
Tactical BP Fund – Institutional	$[66,611]	$32,191	$3,476
Tactical DI Fund – No Load	$[0]	$5,356	$759
Tactical DI Fund – Institutional	$[21,982]	$23,702	$2,905
Tactical DG Fund – No Load	$[43,079]	$121,606	$57,542
Tactical DG Fund – Institutional	$[81,897]	$166,875	$78,298
* Commencement of operations for the Tactical BP Fund and Tactical DI Fund was June 17, 2013.

Any material amendment to the Servicing Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Servicing Plan may be terminated, with respect to a class or classes of the Funds, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds for the distribution or marketing services on behalf of the Funds. These payments could create a conflict of interest for a financial intermediary receiving such payments.

Such payments may be divided into categories as follows:

Additional Shareholder Servicing or Distribution Payments. The Advisor may pay for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under the Fund’s distribution and services plan, any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or elsewhere in the prospectus or statement of additional information. Payments include, but are not limited to, for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Advisor access to the financial intermediary’s sales force, and obtaining other forms of marketing support. The level of payments may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of a Fund attributable to the financial intermediary, or other factors as agreed to by the Advisor and the financial intermediary or any combination thereof. The amount may be different for different financial intermediaries depending upon the services provided by the financial intermediary. Such payments may provide an incentive for the financial intermediary to make shares of the Funds available to its customers and may allow the Funds greater access to the financial intermediary’s customers.

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Support Payments.  Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

CODES OF ETHICS

The Trust, the Advisor and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

PORTFOLIO HOLDINGS POLICY

The Advisor and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  Lists of each Fund’s top ten portfolio holdings and sector allocation as of the most recent month end are available on the Funds’ website approximately five to ten business days after the month end.  The Annual and Semi-Annual Reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

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Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about each Fund’s portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and independent registered public accounting firm (currently, Schiff Hardin, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of each Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Funds.  No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
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DETERMINATION OF SHARE PRICE

The NAV of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is calculated by adding the value of all securities and other assets attributable to a Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).  The net asset amount attributable to the No Load Class shares and Institutional Class shares is divided by the number of shares held by investors of each applicable class.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.  The Advisor anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

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An option that is written or purchased by a Fund shall be valued using composite pricing via the National Best Bid and Offer quotes.  Composite pricing looks at the last trade on the exchange where the option is traded.  If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  For options where market quotations are not readily available, fair value shall be determined by the Trust’s Valuation Committee.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of a Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  Each Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of a Fund.  Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements. A Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

The public offering price of Fund shares is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Fund.

Additionally, the Funds’ minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

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•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor; and

•	qualified broker-dealers who have entered into an agreement with the Distributor.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s investment objectives and otherwise acceptable to the Advisor and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.  A Fund will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.  Shares held 60 days or less may be subject to a redemption fee as explained in the Prospectus.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, a Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

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Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, each Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Converting Shares
If consistent with your financial intermediary’s program, No Load Class shares of a Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans or (ii) investment programs in which the clients pay a fixed or asset-based fee, may be converted into Institutional Class shares of the same Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund.  Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund.  Please contact your financial intermediary about any fees that it may charge.  A share conversion from No Load Class shares of a Fund to Institutional Class shares of the same Fund will not result in realization of a capital gain or loss for federal income tax purposes.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income are generally made quarterly and distributions from net profits from the sale of securities are generally made annually.  Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

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Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  If a Fund does not qualify as a regulated investment company, it will be taxed as a regular corporation and will not be entitled to deduct the dividends paid to shareholders.  The Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the non-deductible excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12 month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by the Fund or shareholders.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Funds.

Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Funds in future years.  At the fiscal year end, November 30, 2015, the Funds had capital loss carryforwards.  For short-term capital loss carryover, the Tactical BA Fund had $[4,169,751], the Tactical BP Fund had $[1,775,038], the Tactical DI Fund had $[1,394,935] and the Tactical DG Fund had $[4,615,268].  For long-term capital loss carryover, the Tactical BP Fund had $[9,832].

Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently taxable at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on a Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends received deduction referred to in the previous paragraph.  There is no requirement that the Funds take into consideration any tax implications when implementing its investment strategy.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

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Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability of proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on your Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement withholding under FATCA is required:  (i) generally with respect to distributions from your Fund unless an exemption applies, and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

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This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Schiff Hardin has expressed no opinion in respect of the foreign or tax information in the Prospectus or the SAI.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund offers two share classes –No Load Class and Institutional Class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report to shareholders for the Funds for the fiscal year ended November 30, 2015, is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX A

Corporate Bond Ratings

Moody’s Investors Service, Inc.
Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.  Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Services
AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

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AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing with the major categories.

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APPENDIX B

Commercial Paper Ratings

Moody’s Investors Service, Inc.
Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Services
A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

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PART C
(WBI Tactical Funds)

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated December 29, 2010, was previously filed with Post-Effective Amendment No. 337 to the Registration Statement on Form N-1A on December 27, 2010, and is incorporated herein by reference.

(i)
Amendment dated March 15, 2013, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(ii)
Amendment dated March 13, 2015, to the Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(e)
Distribution Agreement dated December 9, 2010, was previously filed with Post-Effective Amendment No. 337 to the Registration Statement on Form N-1A on December 27, 2010, and is incorporated herein by reference.

(i)
Amendment dated March 16, 2013, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment dated March 16, 2013, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(ii)
Amendment dated March 13, 2015, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Amendment dated March 16, 2013, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(2)
Amendment dated March 13, 2015, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(2)
Amendment dated March 16, 2013, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(3)
Amendment dated March 13, 2015, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(1)
Amendment dated March 16, 2013, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(2)
Amendment dated March 13, 2015, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated March 15, 2013, was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(1)
Amendment dated June 20, 2014, to Amended and Restated Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(2)
Amendment dated March 13, 2015, to Amended and Restated Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(v) Powers of Attorney

(1)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated March 20, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(2)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No.  577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(vi)
Amended and Restated Shareholder Servicing Plan dated March 13, 2015 was previously filed with Post-Effective Amendment No. 648 to the Registration Statement on Form N-1A on March 30, 2015, and is incorporated herein by reference.

(i)	Legal Opinions

(i)
Legal Opinion dated December 27, 2010 (WBI Tactical BA Fund and WBI Tactical DG Fund) was previously filed with Post-Effective Amendment No. 337 to the Registration Statement on Form N-1A on December 27, 2010, and is incorporated herein by reference.

(ii)
Legal Opinion dated June 14, 2013 (WBI Tactical BP Fund and WBI Tactical DI Fund) was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Distribution (Rule 12b-1) Plan was previously filed with Post-Effective Amendment No. 337 to the Registration Statement on Form N-1A on December 27, 2010, and is incorporated herein by reference.

(i)
Amendment dated March 15, 2013, to the Distribution (Rule 12b-1) Plan was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(n)
Multiple Class (Rule 18f-3) Plan dated December 27, 2010, was previously filed with Post-Effective Amendment No. 337 to the Registration Statement on Form N-1A on December 27, 2010, and is incorporated herein by reference.

(i)
Amendment dated March 15, 2013, to the Multiple Class (Rule 18f-3) Plan was previously filed with Post-Effective Amendment No. 512 to the Registration Statement on Form N-1A on June 14, 2013, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii) Code of Ethics for Advisor dated October 2015 – to be filed by amendment.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of the Registrant’s Amended and Restated By-Laws.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-22873), dated October 9, 2015.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

                 (b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 10 West Market Street, Indianapolis, Indiana, 46204.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

           (c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Investment Advisor	WBI Investments, Inc. One River Centre 331 Newman Springs Road Building 1, Floor 2 Red Bank, New Jersey 07701
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant has duly caused this Post-Effective Amendment No. 692 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 29th day of January 2016.

                                                 Advisors Series Trust

                                                By:/s/ Douglas G. Hess
                                               Douglas G. Hess
                                               President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 692 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	January 29, 2016
Gail S. Duree

George Rebhan*	Trustee	January 29, 2016
George Rebhan

George T. Wofford*	Trustee	January 29, 2016
George T. Wofford

Raymond B. Woolson*	Trustee	January 29, 2016
Raymond B. Woolson

Joe D. Redwine*	Chairman, Trustee and Chief	January 29, 2016
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	January 29, 2016
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	January 29, 2016
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		January 29, 2016
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney